UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21990

Fidelity Commonwealth Trust II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Small Cap Enhanced Index Fund

November 30, 2016

SCE-QTLY-0117
1.870937.108

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.5%
	Shares	Value
CONSUMER DISCRETIONARY - 12.5%
Auto Components - 3.3%
American Axle & Manufacturing Holdings, Inc. (a)	318,209	$4,983,153
Cooper Tire & Rubber Co.	136,941	5,244,840
Cooper-Standard Holding, Inc. (a)	52,331	4,988,191
Dana Holding Corp.	328,697	5,551,692
Drew Industries, Inc.	17,953	1,886,860
Stoneridge, Inc. (a)	29,348	465,753
Superior Industries International, Inc.	28,169	708,450
Tenneco, Inc. (a)	100,170	5,905,022
Tower International, Inc.	11,693	306,357
		30,040,318
Diversified Consumer Services - 0.9%
Capella Education Co.	37,856	3,302,936
DeVry, Inc.	111,286	3,321,887
Grand Canyon Education, Inc. (a)	4,691	267,856
K12, Inc. (a)	114,916	1,686,967
LifeLock, Inc. (a)	3,268	77,811
		8,657,457
Hotels, Restaurants & Leisure - 0.8%
Bloomin' Brands, Inc.	78,718	1,464,155
Isle of Capri Casinos, Inc. (a)	80,954	1,814,989
Marriott Vacations Worldwide Corp. (b)	49,449	3,839,220
		7,118,364
Household Durables - 1.1%
Bassett Furniture Industries, Inc.	11,905	345,840
CSS Industries, Inc.	1,084	29,474
Ethan Allen Interiors, Inc.	24,519	845,906
Flexsteel Industries, Inc.	67,861	3,724,212
iRobot Corp. (a)(b)	14,935	851,295
La-Z-Boy, Inc.	145,715	3,897,876
M/I Homes, Inc. (a)	5,269	123,084
TRI Pointe Homes, Inc. (a)	50,814	590,459
		10,408,146
Internet & Direct Marketing Retail - 0.1%
Shutterfly, Inc. (a)	22,361	1,133,032
Leisure Products - 1.2%
Brunswick Corp.	54,987	2,755,948
MCBC Holdings, Inc.	23,273	312,789
Nautilus, Inc. (a)	157,371	2,706,781
Smith & Wesson Holding Corp. (a)(b)	206,040	4,806,913
		10,582,431
Media - 0.4%
A.H. Belo Corp. Class A	15,489	95,257
Gannett Co., Inc.	68,298	651,563
Media General, Inc. (a)	3,299	60,603
Meredith Corp.	4,983	276,806
MSG Network, Inc. Class A (a)	90,586	1,852,484
New Media Investment Group, Inc.	49,015	752,870
Saga Communications, Inc. Class A	1,146	54,779
The McClatchy Co. Class A (a)	7,963	112,756
		3,857,118
Multiline Retail - 0.4%
Big Lots, Inc. (b)	81,682	4,133,926
Specialty Retail - 3.8%
Aarons, Inc. Class A	55,947	1,629,177
American Eagle Outfitters, Inc. (b)	301,721	4,996,500
Big 5 Sporting Goods Corp.	174,011	3,367,113
Caleres, Inc.	111,231	3,641,703
Chico's FAS, Inc.	50,212	768,746
DSW, Inc. Class A	112,330	2,668,961
Express, Inc. (a)	154,334	2,061,902
Francesca's Holdings Corp. (a)	20,064	320,623
GNC Holdings, Inc.	318,915	4,608,322
Group 1 Automotive, Inc.	17,657	1,281,722
Office Depot, Inc.	756,782	3,685,528
Rent-A-Center, Inc. (b)	277,252	3,202,261
Shoe Carnival, Inc.	69,338	1,810,415
The Cato Corp. Class A (sub. vtg.)	14,848	439,501
The Children's Place Retail Stores, Inc.	2,757	286,314
		34,768,788
Textiles, Apparel & Luxury Goods - 0.5%
Movado Group, Inc.	112,024	3,164,678
Unifi, Inc. (a)	49,364	1,536,208
		4,700,886

TOTAL CONSUMER DISCRETIONARY		115,400,466

CONSUMER STAPLES - 3.9%
Food & Staples Retailing - 1.1%
Ingles Markets, Inc. Class A	52,995	2,432,471
SpartanNash Co.	139,440	5,049,122
United Natural Foods, Inc. (a)	63,189	2,966,724
		10,448,317
Food Products - 1.6%
Dean Foods Co.	252,943	5,023,448
Fresh Del Monte Produce, Inc.	38,160	2,366,302
Omega Protein Corp. (a)	175,923	4,213,356
Sanderson Farms, Inc. (b)	20,179	1,627,436
Seaboard Corp. (a)	248	1,015,064
Seneca Foods Corp. Class A (a)	13,664	513,766
		14,759,372
Household Products - 0.4%
Central Garden & Pet Co. Class A (non-vtg.) (a)	107,753	2,949,200
WD-40 Co. (b)	11,483	1,239,016
		4,188,216
Personal Products - 0.4%
Avon Products, Inc.	36,942	198,379
MediFast, Inc.	14,505	566,855
Natural Health Trends Corp. (b)	34,710	877,816
Nutraceutical International Corp.	4,883	157,477
USANA Health Sciences, Inc. (a)	27,565	1,680,087
		3,480,614
Tobacco - 0.4%
Universal Corp.	64,557	3,553,863

TOTAL CONSUMER STAPLES		36,430,382

ENERGY - 3.0%
Energy Equipment & Services - 1.9%
Archrock, Inc.	69,527	935,138
Atwood Oceanics, Inc. (b)	461,026	4,361,306
Dril-Quip, Inc. (a)(b)	72,980	4,127,019
Gulf Island Fabrication, Inc.	1,022	12,111
Matrix Service Co. (a)	154,470	3,220,700
McDermott International, Inc. (a)(b)	588,782	4,050,820
Natural Gas Services Group, Inc. (a)	6,856	195,053
PHI, Inc. (non-vtg.) (a)	13,028	196,983
		17,099,130
Oil, Gas & Consumable Fuels - 1.1%
Adams Resources & Energy, Inc.	768	30,367
Bill Barrett Corp. (a)	49,363	386,019
Denbury Resources, Inc. (a)(b)	698,594	2,640,685
DHT Holdings, Inc.	852,873	3,027,699
Golar LNG Ltd. (b)	9,076	221,454
Navios Maritime Acquisition Corp.	25,598	40,957
Oasis Petroleum, Inc. (a)	139,881	2,094,019
PDC Energy, Inc. (a)	2,587	192,602
Renewable Energy Group, Inc. (a)(b)	6,254	60,977
Rex American Resources Corp. (a)(b)	11,828	1,155,359
Western Refining, Inc. (b)	13,670	490,343
		10,340,481

TOTAL ENERGY		27,439,611

FINANCIALS - 17.2%
Banks - 7.6%
Arrow Financial Corp.	1,510	57,154
Atlantic Capital Bancshares, Inc. (a)	9,379	151,002
BancFirst Corp.	25,164	2,062,190
Banco Latinoamericano de Comercio Exterior SA Series E (b)	66,583	1,896,284
Bank of the Ozarks, Inc. (b)	28,890	1,401,743
Banner Corp.	5,456	284,421
Berkshire Hills Bancorp, Inc.	2,232	75,776
Brookline Bancorp, Inc., Delaware	25,329	377,402
Cathay General Bancorp	50,266	1,764,337
Centerstate Banks of Florida, Inc.	26,755	599,847
Chemical Financial Corp.	52,836	2,741,132
Community Trust Bancorp, Inc.	6,740	284,765
Fidelity Southern Corp.	52,082	1,161,429
First Bancorp, North Carolina	14,849	371,225
First Bancorp, Puerto Rico (a)	319,554	1,891,760
First Busey Corp.	17,208	471,671
First Financial Bancorp, Ohio	12,365	331,382
First Interstate Bancsystem, Inc.	57,073	2,154,506
First Midwest Bancorp, Inc., Delaware	45,239	1,098,403
First NBC Bank Holding Co. (a)(b)	14,003	98,721
Fulton Financial Corp.	334,557	5,938,387
Great Southern Bancorp, Inc.	22,116	1,098,059
Great Western Bancorp, Inc.	65,182	2,607,280
Guaranty Bancorp	30,617	652,142
Hanmi Financial Corp.	9,942	305,219
Heritage Commerce Corp.	22,965	284,536
Hilltop Holdings, Inc.	159,049	4,467,686
Home Bancshares, Inc.	28,820	745,573
Huntington Bancshares, Inc.	239,267	2,981,267
IBERIABANK Corp.	37,169	3,079,452
International Bancshares Corp.	56,600	2,203,155
Investors Bancorp, Inc.	179,467	2,429,983
LegacyTexas Financial Group, Inc.	43,957	1,725,752
MainSource Financial Group, Inc.	4,818	147,286
Merchants Bancshares, Inc.	13,973	690,266
Opus Bank	54,028	1,366,908
Peapack-Gladstone Financial Corp.	7,661	205,085
Preferred Bank, Los Angeles	6,885	310,445
PrivateBancorp, Inc.	17,061	798,114
Sandy Spring Bancorp, Inc.	13,384	487,178
Stonegate Bank	8,580	334,534
UMB Financial Corp.	9,274	705,009
Umpqua Holdings Corp.	352,071	6,256,302
Univest Corp. of Pennsylvania	5,909	168,702
Washington Trust Bancorp, Inc.	8,252	420,439
Western Alliance Bancorp. (a)	88,673	4,142,803
Wintrust Financial Corp.	93,679	6,167,825
		69,994,537
Capital Markets - 2.3%
Diamond Hill Investment Group, Inc.	4,610	963,951
Evercore Partners, Inc. Class A	2,915	196,471
Financial Engines, Inc. (b)	158,282	5,516,128
Gain Capital Holdings, Inc.	53,181	341,954
GAMCO Investors, Inc. Class A	2,707	82,915
INTL FCStone, Inc. (a)	109,070	4,483,868
Janus Capital Group, Inc.	4,065	54,878
KCG Holdings, Inc. Class A (a)	44,407	627,915
Manning& Napier, Inc. Class A	21,781	161,179
OM Asset Management Ltd.	25,178	370,117
Oppenheimer Holdings, Inc. Class A (non-vtg.)	14,239	250,606
Piper Jaffray Companies (a)(b)	75,050	5,474,898
Vector Capital Corp. rights (a)	8,300	0
Waddell & Reed Financial, Inc. Class A (b)	125,490	2,450,820
		20,975,700
Consumer Finance - 0.9%
Enova International, Inc. (a)	86,029	1,002,238
Nelnet, Inc. Class A	99,299	5,009,635
Regional Management Corp. (a)	17,396	428,985
World Acceptance Corp. (a)(b)	39,121	2,201,339
		8,642,197
Diversified Financial Services - 0.1%
Cotiviti Holdings, Inc. (b)	4,357	129,795
Marlin Business Services Corp.	39,463	803,072
		932,867
Insurance - 2.0%
Amerisafe, Inc.	10,229	650,053
EMC Insurance Group	6,286	173,556
Employers Holdings, Inc.	49,684	1,756,329
Federated National Holding Co.	124,830	2,170,794
HCI Group, Inc.	20,716	669,955
Heritage Insurance Holdings, Inc.	122,605	1,769,190
Horace Mann Educators Corp.	19,923	799,908
National General Holdings Corp.	28,398	641,511
Selective Insurance Group, Inc.	117,208	4,817,249
United Fire Group, Inc.	885	40,179
United Insurance Holdings Corp.	141,867	1,926,554
Universal Insurance Holdings, Inc.	133,955	3,214,920
		18,630,198
Mortgage Real Estate Investment Trusts - 1.6%
Anworth Mortgage Asset Corp.	165,368	859,914
Apollo Commercial Real Estate Finance, Inc.	233,779	4,011,648
Capstead Mortgage Corp.	272,687	2,819,584
Colony Financial, Inc. (b)	2,406	49,347
MFA Financial, Inc.	542,197	4,239,981
New Residential Investment Corp.	136,597	2,110,424
Redwood Trust, Inc.	66,581	1,013,363
		15,104,261
Thrifts & Mortgage Finance - 2.7%
BofI Holding, Inc. (a)(b)	197,495	4,666,807
Dime Community Bancshares, Inc.	71,269	1,332,730
Essent Group Ltd. (a)	179,278	5,471,565
EverBank Financial Corp.	3,027	58,421
First Defiance Financial Corp.	10,169	470,723
Hingham Institution for Savings	1,172	196,333
Northwest Bancshares, Inc.	291,056	5,288,488
Radian Group, Inc.	102,930	1,498,661
Walker & Dunlop, Inc. (a)	108,925	3,201,306
Waterstone Financial, Inc.	25,685	459,762
WSFS Financial Corp.	52,951	2,258,360
		24,903,156

TOTAL FINANCIALS		159,182,916

HEALTH CARE - 13.6%
Biotechnology - 2.9%
Acceleron Pharma, Inc. (a)	1,149	38,710
Acorda Therapeutics, Inc. (a)	41,031	853,445
Alder Biopharmaceuticals, Inc. (a)	4,205	99,028
AMAG Pharmaceuticals, Inc. (a)(b)	31,122	1,033,250
Amicus Therapeutics, Inc. (a)	5,277	31,556
Applied Genetic Technologies Corp. (a)	41,253	379,528
ARIAD Pharmaceuticals, Inc. (a)(b)	82,682	1,114,553
Array BioPharma, Inc. (a)(b)	131,786	1,066,808
Biospecifics Technologies Corp. (a)	11,203	552,980
bluebird bio, Inc. (a)(b)	10,732	647,676
Blueprint Medicines Corp. (a)(b)	22,625	664,496
Clovis Oncology, Inc. (a)(b)	2,811	96,333
Concert Pharmaceuticals, Inc. (a)	22,745	205,615
Dyax Corp. rights 12/31/19 (a)	29,085	71,840
Eagle Pharmaceuticals, Inc. (a)	1,860	146,866
Emergent BioSolutions, Inc. (a)(b)	30,413	813,852
Enanta Pharmaceuticals, Inc. (a)	24,643	774,776
Exact Sciences Corp. (a)(b)	21,099	311,632
Exelixis, Inc. (a)	148,394	2,510,826
FibroGen, Inc. (a)	5,841	129,378
Five Prime Therapeutics, Inc. (a)	20,395	1,173,120
Genomic Health, Inc. (a)	22,675	690,000
Halozyme Therapeutics, Inc. (a)(b)	15,479	182,807
Ironwood Pharmaceuticals, Inc. Class A (a)	62,029	967,963
Kite Pharma, Inc. (a)(b)	9,454	481,492
Lexicon Pharmaceuticals, Inc. (a)(b)	47,264	719,831
Ligand Pharmaceuticals, Inc. Class B (a)(b)	8,500	887,400
MiMedx Group, Inc. (a)(b)	92,653	878,350
Myriad Genetics, Inc. (a)	57,031	951,847
Ophthotech Corp. (a)(b)	1,796	55,047
PDL BioPharma, Inc.	267,189	585,144
Pfenex, Inc. (a)	18,268	169,344
Prothena Corp. PLC (a)(b)	9,128	538,735
Puma Biotechnology, Inc. (a)	3,426	147,489
Repligen Corp. (a)(b)	25,551	822,742
Retrophin, Inc. (a)	39,126	800,909
Rigel Pharmaceuticals, Inc. (a)	60,921	158,395
Sage Therapeutics, Inc. (a)	5,614	281,318
Sarepta Therapeutics, Inc. (a)(b)	11,831	405,330
Spark Therapeutics, Inc. (a)	1,209	66,507
Synergy Pharmaceuticals, Inc. (a)	5,003	26,316
TESARO, Inc. (a)(b)	12,729	1,727,198
Ultragenyx Pharmaceutical, Inc. (a)(b)	11,833	926,406
Vanda Pharmaceuticals, Inc. (a)	49,253	810,212
Xencor, Inc. (a)	32,703	835,889
		26,832,939
Health Care Equipment & Supplies - 3.8%
Angiodynamics, Inc. (a)	35,055	571,397
Anika Therapeutics, Inc. (a)	4,919	229,521
Cantel Medical Corp.	65,647	5,354,826
Exactech, Inc. (a)	27,049	678,930
Globus Medical, Inc. (a)	60,044	1,299,352
Haemonetics Corp. (a)	15,911	630,553
Halyard Health, Inc. (a)	8,270	307,231
ICU Medical, Inc. (a)	21,294	3,199,424
Inogen, Inc. (a)(b)	30,487	1,964,277
Integer Holdings Corp. (a)	39,288	1,109,886
Integra LifeSciences Holdings Corp. (a)	6,282	507,586
LivaNova PLC (a)	57,713	2,554,955
Masimo Corp. (a)	88,861	5,497,830
Meridian Bioscience, Inc.	22,391	387,364
Merit Medical Systems, Inc. (a)	131,940	3,107,187
Natus Medical, Inc. (a)	57,424	2,288,346
NuVasive, Inc. (a)(b)	10,284	667,432
OraSure Technologies, Inc. (a)	63,794	537,783
Orthofix International NV (a)	38,980	1,468,377
SurModics, Inc. (a)	42,783	1,024,653
Vascular Solutions, Inc. (a)	7,106	391,541
West Pharmaceutical Services, Inc.	18,434	1,495,919
		35,274,370
Health Care Providers & Services - 4.4%
Alliance Healthcare Services, Inc. (a)	68,767	522,629
Chemed Corp.	33,455	4,983,791
Corvel Corp. (a)	41,639	1,340,776
Diplomat Pharmacy, Inc. (a)	23,624	334,516
HealthSouth Corp.	29,278	1,220,014
Healthways, Inc. (a)(b)	109,484	2,540,029
Magellan Health Services, Inc. (a)	77,310	5,628,168
Molina Healthcare, Inc. (a)(b)	102,305	5,407,842
National Healthcare Corp.	15,471	1,061,311
Owens & Minor, Inc.	85,130	2,886,758
PharMerica Corp. (a)	136,855	3,291,363
Select Medical Holdings Corp. (a)(b)	98,220	1,193,373
Surgical Care Affiliates, Inc. (a)	66,625	2,801,581
Team Health Holdings, Inc. (a)	10,082	428,989
Triple-S Management Corp. (a)(b)	88,841	1,979,377
Wellcare Health Plans, Inc. (a)	33,008	4,522,756
		40,143,273
Health Care Technology - 1.0%
HMS Holdings Corp. (a)	112,942	2,069,097
Medidata Solutions, Inc. (a)	10,866	600,129
Omnicell, Inc. (a)	64,234	2,302,789
Quality Systems, Inc.	289,604	3,799,604
		8,771,619
Life Sciences Tools & Services - 0.7%
Cambrex Corp. (a)	22,455	1,124,996
INC Research Holdings, Inc. Class A (a)	27,133	1,343,084
Luminex Corp. (a)(b)	35,226	716,145
PAREXEL International Corp. (a)	31,630	1,866,170
PRA Health Sciences, Inc. (a)	18,821	1,011,064
		6,061,459
Pharmaceuticals - 0.8%
Aerie Pharmaceuticals, Inc. (a)	190	7,059
Amphastar Pharmaceuticals, Inc. (a)	37,231	754,672
Avexis, Inc. (b)	8,267	488,745
Catalent, Inc. (a)	28,977	693,420
Corcept Therapeutics, Inc. (a)(b)	42,214	354,175
DepoMed, Inc. (a)(b)	7,019	134,063
Horizon Pharma PLC (a)(b)	55,146	1,091,891
Impax Laboratories, Inc. (a)	61,167	883,863
Nektar Therapeutics (a)	33,252	408,501
Pacira Pharmaceuticals, Inc. (a)	3,694	117,654
Prestige Brands Holdings, Inc. (a)	29,164	1,387,331
Sucampo Pharmaceuticals, Inc. Class A (a)	35,846	582,498
Supernus Pharmaceuticals, Inc. (a)	4,697	101,220
The Medicines Company (a)(b)	19,638	689,294
Theravance Biopharma, Inc. (a)(b)	1,565	43,570
		7,737,956

TOTAL HEALTH CARE		124,821,616

INDUSTRIALS - 12.0%
Aerospace & Defense - 2.2%
AAR Corp.	6,716	247,753
Astronics Corp. (a)	109,007	4,024,538
Astronics Corp. Class B	25,355	942,952
Curtiss-Wright Corp.	57,267	5,756,479
KLX, Inc. (a)	8,477	330,518
Mercury Systems, Inc. (a)	67,758	2,013,090
Moog, Inc. Class A (a)	78,500	5,481,655
Teledyne Technologies, Inc. (a)	11,685	1,459,106
Triumph Group, Inc.	7,197	200,077
		20,456,168
Airlines - 1.2%
Allegiant Travel Co.	3,141	513,239
Hawaiian Holdings, Inc. (a)	111,643	5,732,868
JetBlue Airways Corp. (a)	215,412	4,327,627
		10,573,734
Building Products - 0.5%
American Woodmark Corp. (a)	18,823	1,442,783
Insteel Industries, Inc.	7,186	284,350
NCI Building Systems, Inc. (a)	82,501	1,377,767
Ply Gem Holdings, Inc. (a)	32,580	496,845
Universal Forest Products, Inc.	11,902	1,182,345
		4,784,090
Commercial Services & Supplies - 2.7%
ARC Document Solutions, Inc. (a)	29,158	130,045
Brady Corp. Class A	22,682	833,564
Deluxe Corp.	85,001	5,754,568
Ennis, Inc.	18,180	293,607
Essendant, Inc.	22,064	427,380
G&K Services, Inc. Class A	141	13,525
Herman Miller, Inc.	76,909	2,499,543
Kimball International, Inc. Class B	174,040	2,610,600
Knoll, Inc.	86,609	2,296,005
Quad/Graphics, Inc.	30,323	852,986
Steelcase, Inc. Class A	173,362	2,695,779
Tetra Tech, Inc.	7,318	313,576
UniFirst Corp.	36,276	5,127,613
West Corp.	47,622	1,136,261
		24,985,052
Construction & Engineering - 0.9%
Argan, Inc.	77,474	4,683,303
EMCOR Group, Inc.	42,827	2,970,909
MYR Group, Inc. (a)	9,053	339,125
		7,993,337
Electrical Equipment - 0.5%
Allied Motion Technologies, Inc.	8,998	192,377
EnerSys	49,115	3,908,572
		4,100,949
Machinery - 1.9%
Alamo Group, Inc.	20,779	1,518,322
Federal Signal Corp.	30,802	486,672
Global Brass & Copper Holdings, Inc.	59,994	1,718,828
Greenbrier Companies, Inc. (b)	118,931	4,614,523
Hurco Companies, Inc.	18,922	616,857
Hyster-Yale Materials Handling Class A	14,636	944,900
Joy Global, Inc.	15,079	422,664
Kadant, Inc.	21,686	1,357,544
Lydall, Inc. (a)	9,173	547,628
Mueller Water Products, Inc. Class A	26,850	355,226
Wabash National Corp. (a)(b)	360,759	4,974,867
Woodward, Inc.	2,943	199,329
		17,757,360
Marine - 0.4%
Matson, Inc.	91,208	3,430,333
Professional Services - 1.5%
Barrett Business Services, Inc.	9,611	560,225
Huron Consulting Group, Inc. (a)	4,632	244,338
ICF International, Inc. (a)	6,541	362,044
Insperity, Inc.	67,111	4,858,836
Kelly Services, Inc. Class A (non-vtg.)	23,846	480,258
Kforce, Inc.	40,282	890,232
Korn/Ferry International	11,612	294,713
Resources Connection, Inc.	130,828	2,106,331
RPX Corp. (a)	360,246	3,764,571
TrueBlue, Inc. (a)	16,057	336,394
		13,897,942
Road & Rail - 0.2%
ArcBest Corp.	43,920	1,337,364
Roadrunner Transportation Systems, Inc. (a)	31,607	317,018
Swift Transporation Co. (a)(b)	22,501	561,850
		2,216,232

TOTAL INDUSTRIALS		110,195,197

INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 2.5%
Bel Fuse, Inc. Class B (non-vtg.)	2,913	85,351
Black Box Corp.	20,045	307,691
Communications Systems, Inc.	9,522	47,610
Digi International, Inc. (a)	31,290	419,286
Finisar Corp. (a)	183,451	6,096,077
InterDigital, Inc.	59,921	4,745,743
Ixia (a)	74,658	1,026,548
Lumentum Holdings, Inc. (a)	21,650	868,165
NETGEAR, Inc. (a)	87,292	4,687,580
Oclaro, Inc. (a)	254,747	2,277,438
Plantronics, Inc.	49,600	2,570,272
		23,131,761
Electronic Equipment & Components - 5.8%
Anixter International, Inc. (a)	11,403	891,144
Benchmark Electronics, Inc. (a)	182,452	5,172,514
Cardtronics PLC	56,434	2,791,790
Coherent, Inc. (a)	31,005	4,046,153
Insight Enterprises, Inc. (a)	40,262	1,409,975
KEMET Corp. (a)	29,367	166,805
Kimball Electronics, Inc. (a)	144,188	2,516,081
Methode Electronics, Inc. Class A	122,046	4,509,600
MTS Systems Corp.	7,751	417,391
PC Connection, Inc.	12,334	331,045
Plexus Corp. (a)	50,977	2,604,925
Rogers Corp. (a)	6,845	508,720
Sanmina Corp. (a)	166,078	5,455,662
ScanSource, Inc. (a)	121,150	4,585,528
SYNNEX Corp.	49,810	5,823,287
Tech Data Corp. (a)	67,496	5,728,386
TTM Technologies, Inc. (a)	317,438	4,307,634
Vishay Intertechnology, Inc.	111,031	1,682,120
		52,948,760
Internet Software & Services - 0.7%
Bankrate, Inc. (a)	75,119	769,970
DHI Group, Inc. (a)	45,085	275,019
EarthLink Holdings Corp.	33,760	178,253
Global Sources Ltd. (a)(b)	61,316	551,844
j2 Global, Inc.	22,079	1,623,027
MeetMe, Inc. (a)(b)	149,878	722,412
RetailMeNot, Inc. (a)	257,839	2,372,119
		6,492,644
IT Services - 2.0%
CACI International, Inc. Class A (a)	3,460	447,724
Computer Task Group, Inc.	11,732	48,805
CSG Systems International, Inc.	96,163	4,279,254
EVERTEC, Inc.	43,579	795,317
ExlService Holdings, Inc. (a)	7,657	364,167
Hackett Group, Inc.	19,346	343,585
ManTech International Corp. Class A	4,906	211,007
NCI, Inc. Class A	23,816	311,990
Neustar, Inc. Class A (a)(b)	175,525	4,256,481
Science Applications International Corp.	23,126	1,909,514
Sykes Enterprises, Inc. (a)	101,417	2,857,931
Syntel, Inc.	77,792	1,509,165
Travelport Worldwide Ltd.	39,558	553,812
		17,888,752
Semiconductors & Semiconductor Equipment - 4.5%
Advanced Micro Devices, Inc. (a)(b)	878,550	7,827,862
Alpha & Omega Semiconductor Ltd. (a)	2,021	43,957
Cabot Microelectronics Corp.	81,188	4,837,181
Cirrus Logic, Inc. (a)	93,186	5,125,230
Integrated Device Technology, Inc. (a)	19,011	444,857
Intersil Corp. Class A	23,604	522,829
IXYS Corp.	86,556	1,012,705
MaxLinear, Inc. Class A (a)	10,522	214,964
MKS Instruments, Inc.	104,443	6,010,695
Nanometrics, Inc. (a)	10,390	248,425
NeoPhotonics Corp. (a)	269,408	3,480,751
Photronics, Inc. (a)	380,085	3,800,850
Rudolph Technologies, Inc. (a)(b)	110,009	2,156,176
Silicon Laboratories, Inc. (a)	7,393	490,526
Synaptics, Inc. (a)	263	14,355
Tessera Technologies, Inc.	128,185	5,076,126
		41,307,489
Software - 1.5%
Aspen Technology, Inc. (a)	71,192	3,761,073
Barracuda Networks, Inc. (a)	53,462	1,178,302
Gigamon, Inc. (a)	13,045	695,951
Manhattan Associates, Inc. (a)	6,044	316,706
Mentor Graphics Corp.	26,090	953,590
Monotype Imaging Holdings, Inc.	34,360	673,456
Progress Software Corp.	87,239	2,579,657
QAD, Inc. Class B	5,270	131,012
Synchronoss Technologies, Inc. (a)(b)	61,856	2,998,779
The Rubicon Project, Inc. (a)	106,390	803,245
Zedge, Inc. (a)	27,999	100,796
		14,192,567
Technology Hardware, Storage & Peripherals - 0.3%
Super Micro Computer, Inc. (a)	107,897	2,950,983

TOTAL INFORMATION TECHNOLOGY		158,912,956

MATERIALS - 5.4%
Chemicals - 2.2%
Chase Corp.	6,351	511,891
Chemtura Corp. (a)	3,357	110,613
FutureFuel Corp.	191,841	2,633,977
Innophos Holdings, Inc.	21,170	1,154,188
Innospec, Inc.	7,250	476,325
KMG Chemicals, Inc.	7,930	267,875
Minerals Technologies, Inc.	39,576	3,205,656
Rayonier Advanced Materials, Inc.	206,897	2,871,730
Stepan Co.	6,348	515,267
The Chemours Co. LLC	138,173	3,415,637
Trecora Resources (a)	4,844	58,370
Trinseo SA	89,152	5,219,850
		20,441,379
Containers & Packaging - 0.2%
AEP Industries, Inc.	12,882	1,518,144
Metals & Mining - 2.5%
AK Steel Holding Corp. (a)(b)	616,218	5,626,070
Cliffs Natural Resources, Inc. (a)(b)	599,427	5,280,952
Coeur d'Alene Mines Corp. (a)	31,976	308,568
Commercial Metals Co.	225,484	4,962,903
Hecla Mining Co.	539,015	3,277,211
Ryerson Holding Corp. (a)	57,863	827,441
Worthington Industries, Inc.	48,639	2,737,403
		23,020,548
Paper & Forest Products - 0.5%
Schweitzer-Mauduit International, Inc.	107,173	4,505,553

TOTAL MATERIALS		49,485,624

REAL ESTATE - 5.6%
Equity Real Estate Investment Trusts (REITs) - 5.0%
Ashford Hospitality Trust, Inc.	106,525	748,871
CBL & Associates Properties, Inc. (b)	441,143	5,231,956
Chesapeake Lodging Trust	14,576	345,597
CorEnergy Infrastructure Trust, Inc.	13,977	457,467
Coresite Realty Corp.	54,911	3,872,873
CubeSmart	17,853	440,076
Four Corners Property Trust, Inc.	153,409	2,942,385
Gyrodyne LLC	433	8,119
Hersha Hospitality Trust	29,711	599,271
InfraReit, Inc.	104,753	1,795,466
LTC Properties, Inc.	11,381	517,380
National Storage Affiliates Trust	103,895	2,138,159
Pebblebrook Hotel Trust	50,334	1,447,606
PS Business Parks, Inc.	44,649	4,988,633
RLJ Lodging Trust	225,323	5,135,111
Ryman Hospitality Properties, Inc.	73,476	4,327,736
Sabra Health Care REIT, Inc.	33,995	752,309
Summit Hotel Properties, Inc.	169,550	2,411,001
Sunstone Hotel Investors, Inc.	403,463	5,866,352
WP Glimcher, Inc.	76,844	769,977
Xenia Hotels & Resorts, Inc.	52,745	923,038
		45,719,383
Real Estate Management & Development - 0.6%
Altisource Portfolio Solutions SA (a)(b)	107,493	2,895,861
HFF, Inc.	11,648	337,792
Marcus & Millichap, Inc. (a)	38,690	1,062,041
RE/MAX Holdings, Inc.	7,878	386,022
The RMR Group, Inc.	12,930	536,595
		5,218,311

TOTAL REAL ESTATE		50,937,694

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.7%
Atlantic Tele-Network, Inc.	19,339	1,398,403
FairPoint Communications, Inc. (a)(b)	19,311	321,528
IDT Corp. Class B	113,509	2,402,986
Inteliquent, Inc.	117,749	2,665,837
		6,788,754
Wireless Telecommunication Services - 0.1%
Spok Holdings, Inc.	37,359	679,934

TOTAL TELECOMMUNICATION SERVICES		7,468,688

UTILITIES - 2.2%
Electric Utilities - 0.7%
Allete, Inc.	43,805	2,708,025
IDACORP, Inc.	27,246	2,074,783
Portland General Electric Co.	21,723	903,677
Spark Energy, Inc. Class A, (b)	46,641	1,189,346
		6,875,831
Gas Utilities - 0.7%
Northwest Natural Gas Co.	9,329	534,552
ONE Gas, Inc.	75,783	4,547,738
Southwest Gas Corp.	16,431	1,218,030
		6,300,320
Independent Power and Renewable Electricity Producers - 0.3%
NRG Yield, Inc. Class A	95,551	1,394,089
Ormat Technologies, Inc.	33,017	1,579,203
		2,973,292
Multi-Utilities - 0.1%
Avista Corp.	18,349	742,584
Water Utilities - 0.4%
American States Water Co.	83,847	3,555,113

TOTAL UTILITIES		20,447,140

TOTAL COMMON STOCKS
(Cost $729,489,263)		860,722,290
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.56% to 0.56% 8/17/17 (c)
(Cost $2,689,223)	2,700,000	2,687,467
	Shares	Value

Money Market Funds - 18.0%
Fidelity Cash Central Fund, 0.39% (d)	54,403,216	$54,414,097
Fidelity Securities Lending Cash Central Fund 0.48% (d)(e)	111,054,810	111,077,021
TOTAL MONEY MARKET FUNDS
(Cost $165,475,769)		165,491,118
TOTAL INVESTMENT PORTFOLIO - 111.8%
(Cost $897,654,255)		1,028,900,875
NET OTHER ASSETS (LIABILITIES) - (11.8)%		(108,901,512)
NET ASSETS - 100%		$919,999,363

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
442 ICE Russell 2000 Index Contracts (United States)	Dec. 2016	58,445,660	$3,283,532

The face value of futures purchased as a percentage of Net Assets is 6.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,543,247.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$22,192
Fidelity Securities Lending Cash Central Fund	733,862
Total	$756,054

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$115,400,466	$115,400,466	$--	$--
Consumer Staples	36,430,382	36,430,382	--	--
Energy	27,439,611	27,439,611	--	--
Financials	159,182,916	159,182,916	--	--
Health Care	124,821,616	124,749,776	--	71,840
Industrials	110,195,197	110,195,197	--	--
Information Technology	158,912,956	158,912,956	--	--
Materials	49,485,624	49,485,624	--	--
Real Estate	50,937,694	50,937,694	--	--
Telecommunication Services	7,468,688	7,468,688	--	--
Utilities	20,447,140	20,447,140	--	--
U.S. Government and Government Agency Obligations	2,687,467	--	2,687,467	--
Money Market Funds	165,491,118	165,491,118	--	--
Total Investments in Securities:	$1,028,900,875	$1,026,141,568	$2,687,467	$71,840
Derivative Instruments:
Liabilities
Futures Contracts	$3,283,532	$3,283,532	$--	$--
Total Liabilities	$3,283,532	$3,283,532	$--	$--
Total Derivative Instruments:	$3,283,532	$3,283,532	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $903,913,036. Net unrealized appreciation aggregated $124,987,839, of which $156,567,030 related to appreciated investment securities and $31,579,191 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Large Cap Core Enhanced Index Fund

November 30, 2016

CEI-QTLY-0117
1.859522.109

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 12.8%
Auto Components - 1.2%
BorgWarner, Inc.	846	$30,118
Gentex Corp.	102,968	1,903,878
Lear Corp.	20,532	2,659,099
Tenneco, Inc. (a)	21,562	1,271,080
		5,864,175
Automobiles - 0.9%
Ford Motor Co.	289,609	3,463,724
General Motors Co.	34,873	1,204,165
		4,667,889
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp. unit	56,003	2,879,114
Darden Restaurants, Inc. (b)	39,480	2,893,884
McDonald's Corp.	8,883	1,059,475
Vail Resorts, Inc.	3,660	579,744
		7,412,217
Household Durables - 0.2%
Garmin Ltd. (b)	14,925	778,488
Internet & Direct Marketing Retail - 2.0%
Amazon.com, Inc. (a)	13,306	9,987,084
Liberty Interactive Corp. QVC Group Series A (a)	8,394	173,840
		10,160,924
Media - 2.9%
Comcast Corp. Class A	65,359	4,543,104
Discovery Communications, Inc. Class C (non-vtg.) (a)	15,980	422,511
MSG Network, Inc. Class A (a)	81,660	1,669,947
The Walt Disney Co.	62,515	6,196,487
Time Warner, Inc.	14,458	1,327,534
		14,159,583
Multiline Retail - 1.0%
Kohl's Corp.	5,351	288,044
Macy's, Inc.	29,279	1,235,574
Target Corp.	46,428	3,586,099
		5,109,717
Specialty Retail - 2.6%
Aarons, Inc. Class A	11,654	339,364
American Eagle Outfitters, Inc. (b)	96,326	1,595,159
Best Buy Co., Inc.	65,112	2,975,618
Dick's Sporting Goods, Inc.	41,992	2,480,467
GNC Holdings, Inc.	2,123	30,677
Home Depot, Inc.	36,995	4,787,153
Staples, Inc.	61,074	590,586
		12,799,024
Textiles, Apparel & Luxury Goods - 0.5%
Michael Kors Holdings Ltd. (a)(b)	55,823	2,595,211

TOTAL CONSUMER DISCRETIONARY		63,547,228

CONSUMER STAPLES - 10.6%
Beverages - 1.8%
Dr. Pepper Snapple Group, Inc.	10,682	926,557
PepsiCo, Inc.	61,193	6,125,419
The Coca-Cola Co.	41,530	1,675,736
		8,727,712
Food & Staples Retailing - 2.7%
CVS Health Corp.	60,864	4,679,833
Wal-Mart Stores, Inc.	74,649	5,257,529
Walgreens Boots Alliance, Inc.	37,702	3,194,490
		13,131,852
Food Products - 1.9%
Campbell Soup Co.	48,717	2,771,510
ConAgra Foods, Inc.	9,273	340,226
General Mills, Inc.	25,231	1,537,577
Lamb Weston Holdings, Inc. (a)	6,855	229,505
The J.M. Smucker Co.	14,888	1,875,144
Tyson Foods, Inc. Class A	49,754	2,826,525
		9,580,487
Household Products - 2.3%
Colgate-Palmolive Co.	55,484	3,619,221
Procter & Gamble Co.	96,402	7,949,309
		11,568,530
Tobacco - 1.9%
Altria Group, Inc.	85,415	5,460,581
Philip Morris International, Inc.	40,495	3,574,899
Reynolds American, Inc.	11,229	607,489
		9,642,969

TOTAL CONSUMER STAPLES		52,651,550

ENERGY - 5.3%
Energy Equipment & Services - 0.5%
Baker Hughes, Inc.	2,587	166,422
Dril-Quip, Inc. (a)(b)	11,809	667,799
FMC Technologies, Inc. (a)	20,340	696,848
Schlumberger Ltd.	9,259	778,219
		2,309,288
Oil, Gas & Consumable Fuels - 4.8%
Antero Resources Corp. (a)	93,009	2,277,790
Chesapeake Energy Corp. (a)(b)	40,694	284,858
Chevron Corp.	24,306	2,711,577
EOG Resources, Inc.	3,183	326,321
EQT Corp.	10,324	723,506
Exxon Mobil Corp.	110,034	9,605,968
Marathon Petroleum Corp.	1,280	60,186
ONEOK, Inc. (b)	24,038	1,320,407
Range Resources Corp.	6,679	234,967
Rice Energy, Inc. (a)	17,364	422,813
Southwestern Energy Co. (a)	63,419	719,806
Spectra Energy Corp.	5,687	232,883
Tesoro Corp.	23,281	1,893,909
Valero Energy Corp.	53,401	3,287,366
		24,102,357

TOTAL ENERGY		26,411,645

FINANCIALS - 12.6%
Banks - 5.4%
Bank of America Corp.	362,421	7,654,332
Citigroup, Inc.	23,030	1,298,662
JPMorgan Chase & Co.	126,536	10,144,391
Wells Fargo & Co.	148,908	7,880,211
		26,977,596
Capital Markets - 2.2%
Goldman Sachs Group, Inc.	22,405	4,913,192
Lazard Ltd. Class A	14,615	567,793
Morgan Stanley	94,180	3,895,285
Morningstar, Inc.	21,701	1,582,220
		10,958,490
Consumer Finance - 2.1%
American Express Co.	45,812	3,300,296
Capital One Financial Corp.	45,172	3,796,255
Discover Financial Services	50,108	3,395,819
Synchrony Financial	3,652	126,213
		10,618,583
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class B (a)	53,008	8,345,580
Donnelley Financial Solutions, Inc. (a)	1,889	36,023
		8,381,603
Insurance - 0.7%
AFLAC, Inc.	31,065	2,217,420
Lincoln National Corp.	4,126	264,477
Prudential Financial, Inc.	10,469	1,053,181
		3,535,078
Mortgage Real Estate Investment Trusts - 0.5%
Chimera Investment Corp.	31,408	532,680
MFA Financial, Inc.	137,512	1,075,344
New Residential Investment Corp.	45,329	700,333
		2,308,357

TOTAL FINANCIALS		62,779,707

HEALTH CARE - 15.4%
Biotechnology - 3.8%
AbbVie, Inc.	58,885	3,580,208
Amgen, Inc.	36,247	5,222,105
Biogen, Inc. (a)	8,280	2,434,900
Gilead Sciences, Inc.	67,010	4,938,637
United Therapeutics Corp. (a)(b)	19,737	2,479,165
		18,655,015
Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	5,823	258,367
Danaher Corp.	30,650	2,395,911
Edwards Lifesciences Corp. (a)	19,746	1,635,956
Hologic, Inc. (a)	35,251	1,349,408
Medtronic PLC	2,217	161,863
St. Jude Medical, Inc.	1,094	86,645
		5,888,150
Health Care Providers & Services - 4.3%
Aetna, Inc.	29,564	3,868,154
Anthem, Inc.	25,429	3,624,395
Cigna Corp.	2,548	343,318
Express Scripts Holding Co. (a)	45,191	3,429,093
Humana, Inc.	740	157,354
McKesson Corp.	16,958	2,438,730
UnitedHealth Group, Inc.	41,091	6,505,527
Wellcare Health Plans, Inc. (a)	8,682	1,189,608
		21,556,179
Life Sciences Tools & Services - 0.0%
Illumina, Inc. (a)	97	12,915
Pharmaceuticals - 6.1%
Allergan PLC (b)	6,714	1,304,530
Bristol-Myers Squibb Co.	67,468	3,807,894
Johnson & Johnson	91,597	10,194,746
Mallinckrodt PLC (a)	16,881	889,629
Merck & Co., Inc.	111,906	6,847,528
Pfizer, Inc.	230,466	7,407,177
		30,451,504

TOTAL HEALTH CARE		76,563,763

INDUSTRIALS - 8.5%
Aerospace & Defense - 2.6%
General Dynamics Corp.	13,135	2,303,222
Moog, Inc. Class A (a)	7,394	516,323
Northrop Grumman Corp.	2,049	511,533
Raytheon Co.	13,672	2,044,511
Spirit AeroSystems Holdings, Inc. Class A	44,940	2,617,755
The Boeing Co.	32,648	4,915,483
		12,908,827
Airlines - 1.0%
Alaska Air Group, Inc.	5,078	417,767
Delta Air Lines, Inc.	60,496	2,914,697
Hawaiian Holdings, Inc. (a)	4,417	226,813
United Continental Holdings, Inc. (a)	21,958	1,514,004
		5,073,281
Building Products - 0.3%
Owens Corning	31,839	1,635,888
Commercial Services & Supplies - 0.2%
LSC Communications, Inc.	5,886	121,487
R.R. Donnelley & Sons Co.	48,981	851,780
		973,267
Electrical Equipment - 0.5%
Eaton Corp. PLC	37,059	2,464,794
Industrial Conglomerates - 2.2%
3M Co.	29,986	5,149,796
General Electric Co.	147,603	4,540,268
Honeywell International, Inc.	7,738	881,668
		10,571,732
Machinery - 1.6%
Allison Transmission Holdings, Inc.	6,673	221,343
Cummins, Inc.	23,207	3,290,288
Deere & Co.	736	73,747
Illinois Tool Works, Inc.	1,066	133,442
Ingersoll-Rand PLC	38,768	2,889,767
Oshkosh Corp.	2,016	141,120
Stanley Black & Decker, Inc.	6,285	745,590
Toro Co.	4,375	231,569
		7,726,866
Professional Services - 0.1%
Robert Half International, Inc.	13,006	583,579

TOTAL INDUSTRIALS		41,938,234

INFORMATION TECHNOLOGY - 22.5%
Communications Equipment - 1.6%
Cisco Systems, Inc.	212,486	6,336,333
F5 Networks, Inc. (a)	211	29,698
Juniper Networks, Inc.	58,865	1,621,142
		7,987,173
Electronic Equipment & Components - 0.6%
Corning, Inc.	14,151	340,049
Dell Technologies, Inc. (a)	50,593	2,709,761
		3,049,810
Internet Software & Services - 4.4%
Alphabet, Inc.:
Class A (a)	7,648	5,933,930
Class C (a)	4,356	3,302,022
eBay, Inc. (a)	113,522	3,157,047
Facebook, Inc. Class A (a)	79,785	9,448,140
		21,841,139
IT Services - 1.7%
Accenture PLC Class A	7,681	917,342
Cognizant Technology Solutions Corp. Class A (a)	30,303	1,669,089
IBM Corp.	10,991	1,782,960
MasterCard, Inc. Class A	474	48,443
The Western Union Co.	1,020	21,451
Visa, Inc. Class A	17,681	1,367,095
Xerox Corp.	265,418	2,481,658
		8,288,038
Semiconductors & Semiconductor Equipment - 4.3%
Applied Materials, Inc.	112,084	3,609,105
Intel Corp.	191,969	6,661,324
KLA-Tencor Corp.	36,568	2,919,589
Qualcomm, Inc.	74,937	5,105,458
Skyworks Solutions, Inc.	15,544	1,194,556
Texas Instruments, Inc.	27,133	2,005,943
		21,495,975
Software - 4.5%
Activision Blizzard, Inc.	26,743	979,061
Adobe Systems, Inc. (a)	12,207	1,255,002
CA Technologies, Inc.	9,714	310,459
Citrix Systems, Inc. (a)	5,260	456,200
Electronic Arts, Inc. (a)	6,684	529,640
Intuit, Inc.	18,489	2,101,830
Microsoft Corp.	242,516	14,614,014
Oracle Corp.	43,508	1,748,587
		21,994,793
Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	161,821	17,884,455
Hewlett Packard Enterprise Co.	150,206	3,574,903
HP, Inc.	208,840	3,216,136
Seagate Technology LLC (b)	51,986	2,084,639
		26,760,133

TOTAL INFORMATION TECHNOLOGY		111,417,061

MATERIALS - 3.9%
Chemicals - 2.2%
Celanese Corp. Class A	9,492	752,905
E.I. du Pont de Nemours & Co.	13,015	958,034
Huntsman Corp.	20,277	394,996
LyondellBasell Industries NV Class A	40,127	3,624,271
Monsanto Co.	6,341	651,284
The Dow Chemical Co. (b)	75,298	4,195,605
Trinseo SA	7,834	458,681
		11,035,776
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	34,403	631,983
Metals & Mining - 1.5%
Newmont Mining Corp.	57,839	1,876,297
Nucor Corp.	51,416	3,197,561
Reliance Steel & Aluminum Co.	30,191	2,448,490
		7,522,348

TOTAL MATERIALS		19,190,107

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.7%
Care Capital Properties, Inc.	12,916	311,017
Public Storage	15,848	3,316,986
Quality Care Properties, Inc. (a)	83,163	1,247,445
Weyerhaeuser Co.	99,686	3,073,319
		7,948,767
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 3.8%
AT&T, Inc.	225,436	8,708,593
CenturyLink, Inc.	98,595	2,318,954
Verizon Communications, Inc.	157,365	7,852,514
		18,880,061
UTILITIES - 1.7%
Electric Utilities - 1.0%
Duke Energy Corp.	35,168	2,594,343
Exelon Corp.	23,318	758,068
FirstEnergy Corp.	8,223	257,298
NextEra Energy, Inc.	14,358	1,640,114
		5,249,823
Gas Utilities - 0.1%
UGI Corp.	7,866	352,397
Multi-Utilities - 0.6%
Public Service Enterprise Group, Inc.	67,810	2,801,231

TOTAL UTILITIES		8,403,451

TOTAL COMMON STOCKS
(Cost $417,582,912)		489,731,574
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.56% 8/17/17 (c)
(Cost $498,011)	500,000	497,679
	Shares	Value

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 0.39% (d)	4,586,126	$4,587,043
Fidelity Securities Lending Cash Central Fund 0.48% (d)(e)	18,347,221	18,350,890
TOTAL MONEY MARKET FUNDS
(Cost $22,936,415)		22,937,933
TOTAL INVESTMENT PORTFOLIO - 103.5%
(Cost $441,017,338)		513,167,186
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(17,504,074)
NET ASSETS - 100%		$495,663,112

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
54 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2016	5,936,760	$182,355

The face value of futures purchased as a percentage of Net Assets is 1.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $259,788.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC'swebsite or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,741
Fidelity Securities Lending Cash Central Fund	31,496
Total	$33,237

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$63,547,228	$63,547,228	$--	$--
Consumer Staples	52,651,550	52,651,550	--	--
Energy	26,411,645	26,411,645	--	--
Financials	62,779,707	62,779,707	--	--
Health Care	76,563,763	76,563,763	--	--
Industrials	41,938,234	41,938,234	--	--
Information Technology	111,417,061	111,417,061	--	--
Materials	19,190,107	19,190,107	--	--
Real Estate	7,948,767	7,948,767	--	--
Telecommunication Services	18,880,061	18,880,061	--	--
Utilities	8,403,451	8,403,451	--	--
U.S. Government and Government Agency Obligations	497,679	--	497,679	--
Money Market Funds	22,937,933	22,937,933	--	--
Total Investments in Securities:	$513,167,186	$512,669,507	$497,679	$--
Derivative Instruments:
Assets
Futures Contracts	$182,355	$182,355	$--	$--
Total Assets	$182,355	$182,355	$--	$--
Total Derivative Instruments:	$182,355	$182,355	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $442,661,910. Net unrealized appreciation aggregated $70,505,276 of which $82,293,982 related to appreciated investment securities and $11,788,706 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Large Cap Growth Enhanced Index Fund

November 30, 2016

GEI-QTLY-0117
1.859523.109

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 19.5%
Auto Components - 1.5%
Gentex Corp.	209,968	$3,882,308
Lear Corp.	33,518	4,340,916
Tenneco, Inc. (a)	36,768	2,167,474
		10,390,698
Automobiles - 0.6%
Ford Motor Co.	180,325	2,156,687
Thor Industries, Inc.	20,699	2,081,698
		4,238,385
Hotels, Restaurants & Leisure - 2.7%
Brinker International, Inc.	16,231	862,028
Darden Restaurants, Inc. (b)	58,688	4,301,830
International Game Technology PLC	5,827	150,220
McDonald's Corp.	84,193	10,041,699
Starbucks Corp.	28,284	1,639,623
The Cheesecake Factory, Inc.	26,823	1,587,117
		18,582,517
Household Durables - 0.1%
Garmin Ltd. (b)	9,633	502,457
Lennar Corp. Class A (b)	9,737	414,212
		916,669
Internet & Direct Marketing Retail - 3.9%
Amazon.com, Inc. (a)	29,565	22,190,602
Liberty Interactive Corp. QVC Group Series A (a)	188,480	3,903,421
Priceline Group, Inc. (a)	860	1,293,165
		27,387,188
Leisure Products - 0.0%
Hasbro, Inc.	167	14,260
Media - 4.7%
Charter Communications, Inc. Class A (a)	212	58,366
Comcast Corp. Class A	119,322	8,294,072
Discovery Communications, Inc.:
Class A (a)(b)	103,645	2,807,743
Class C (non-vtg.) (a)	126,508	3,344,872
Omnicom Group, Inc. (b)	20,462	1,778,966
Scripps Networks Interactive, Inc. Class A	20,608	1,427,310
The Walt Disney Co.	125,976	12,486,741
Time Warner, Inc.	26,216	2,407,153
		32,605,223
Multiline Retail - 1.0%
Big Lots, Inc. (b)	10,704	541,729
Macy's, Inc.	70,741	2,985,270
Target Corp.	48,451	3,742,355
		7,269,354
Specialty Retail - 4.3%
American Eagle Outfitters, Inc. (b)	197,823	3,275,949
Bed Bath & Beyond, Inc.	12,634	566,130
Best Buy Co., Inc.	81,844	3,740,271
Dick's Sporting Goods, Inc.	63,158	3,730,743
Foot Locker, Inc.	5,520	395,618
Gap, Inc. (b)	120,800	3,016,376
Home Depot, Inc.	70,458	9,117,265
Lowe's Companies, Inc.	9,973	703,595
Ross Stores, Inc.	51,362	3,471,558
Urban Outfitters, Inc. (a)(b)	48,545	1,534,022
Williams-Sonoma, Inc. (b)	3,758	205,863
		29,757,390
Textiles, Apparel & Luxury Goods - 0.7%
Michael Kors Holdings Ltd. (a)	83,848	3,898,094
NIKE, Inc. Class B	18,506	926,595
		4,824,689

TOTAL CONSUMER DISCRETIONARY		135,986,373

CONSUMER STAPLES - 10.4%
Beverages - 2.7%
Dr. Pepper Snapple Group, Inc.	48,977	4,248,265
PepsiCo, Inc.	102,400	10,250,240
The Coca-Cola Co.	106,935	4,314,827
		18,813,332
Food & Staples Retailing - 2.6%
Costco Wholesale Corp.	5,412	812,395
CVS Health Corp.	113,025	8,690,492
Kroger Co.	74,384	2,402,603
Wal-Mart Stores, Inc.	49,456	3,483,186
Walgreens Boots Alliance, Inc.	32,737	2,773,806
		18,162,482
Food Products - 2.3%
Campbell Soup Co.	74,064	4,213,501
ConAgra Foods, Inc.	13,079	479,869
General Mills, Inc.	49,289	3,003,672
Ingredion, Inc.	7,265	852,766
Lamb Weston Holdings, Inc. (a)	52,609	1,761,349
Pilgrim's Pride Corp.	13,143	231,448
The J.M. Smucker Co.	11,789	1,484,825
Tyson Foods, Inc. Class A	67,997	3,862,910
		15,890,340
Household Products - 0.9%
Church & Dwight Co., Inc.	14,163	620,198
Colgate-Palmolive Co.	56,310	3,673,101
Procter & Gamble Co.	26,408	2,177,604
		6,470,903
Tobacco - 1.9%
Altria Group, Inc.	152,994	9,780,906
Philip Morris International, Inc.	25,106	2,216,358
Reynolds American, Inc.	20,536	1,110,998
		13,108,262

TOTAL CONSUMER STAPLES		72,445,319

ENERGY - 1.2%
Energy Equipment & Services - 0.1%
Dril-Quip, Inc. (a)(b)	17,894	1,011,906
Oil, Gas & Consumable Fuels - 1.1%
ONEOK, Inc. (b)	79,916	4,389,786
Tesoro Corp.	41,586	3,383,021
		7,772,807

TOTAL ENERGY		8,784,713

FINANCIALS - 1.3%
Capital Markets - 0.6%
Federated Investors, Inc. Class B (non-vtg.)	22,130	608,354
Morningstar, Inc.	32,438	2,365,055
T. Rowe Price Group, Inc.	20,654	1,529,635
		4,503,044
Consumer Finance - 0.7%
American Express Co.	8,672	624,731
Discover Financial Services	64,498	4,371,029
		4,995,760
Diversified Financial Services - 0.0%
Donnelley Financial Solutions, Inc. (a)	939	17,907

TOTAL FINANCIALS		9,516,711

HEALTH CARE - 17.7%
Biotechnology - 6.3%
AbbVie, Inc.	164,003	9,971,382
Amgen, Inc.	73,340	10,566,094
Biogen, Inc. (a)	25,745	7,570,832
Celgene Corp. (a)	19,672	2,331,329
Gilead Sciences, Inc.	133,031	9,804,385
United Therapeutics Corp. (a)	28,367	3,563,179
		43,807,201
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	45,142	2,002,951
Danaher Corp.	48,787	3,813,680
Edwards Lifesciences Corp.(a)	39,610	3,281,689
Hologic, Inc. (a)	58,485	2,238,806
Masimo Corp. (a)	4,421	273,527
St. Jude Medical, Inc.	1,129	89,417
		11,700,070
Health Care Providers & Services - 5.6%
Aetna, Inc.	36,289	4,748,053
Anthem, Inc.	30,985	4,416,292
Cardinal Health, Inc.	28,427	2,018,601
Cigna Corp.	629	84,751
Express Scripts Holding Co. (a)	65,939	5,003,451
HCA Holdings, Inc. (a)	18,629	1,320,610
Humana, Inc.	3,123	664,075
McKesson Corp.	39,013	5,610,460
UnitedHealth Group, Inc.	85,142	13,479,681
Wellcare Health Plans, Inc. (a)	15,806	2,165,738
		39,511,712
Life Sciences Tools & Services - 0.3%
Bruker Corp.	64,068	1,453,062
Illumina, Inc. (a)	4,372	582,088
		2,035,150
Pharmaceuticals - 3.8%
Allergan PLC (b)	9,518	1,849,347
Bristol-Myers Squibb Co.	174,841	9,868,026
Eli Lilly & Co.	20,020	1,343,742
Johnson & Johnson	59,594	6,632,812
Merck & Co., Inc.	35,432	2,168,084
Mylan N.V. (a)	15,930	583,197
Pfizer, Inc.	130,702	4,200,762
		26,645,970

TOTAL HEALTH CARE		123,700,103

INDUSTRIALS - 9.0%
Aerospace & Defense - 3.0%
BWX Technologies, Inc.	9,388	367,634
Curtiss-Wright Corp.	1,242	124,846
General Dynamics Corp.	13,614	2,387,215
Huntington Ingalls Industries, Inc.	10,258	1,833,720
Lockheed Martin Corp.	2,788	739,517
Raytheon Co.	14,299	2,138,272
Spirit AeroSystems Holdings, Inc. Class A	68,702	4,001,892
The Boeing Co.	63,430	9,550,021
		21,143,117
Air Freight & Logistics - 0.3%
FedEx Corp.	938	179,786
United Parcel Service, Inc. Class B	14,027	1,626,010
		1,805,796
Airlines - 1.0%
Alaska Air Group, Inc.	15,490	1,274,362
Delta Air Lines, Inc.	1,462	70,439
Hawaiian Holdings, Inc. (a)	10,757	552,372
JetBlue Airways Corp. (a)	37,956	762,536
Southwest Airlines Co.	94,819	4,419,514
		7,079,223
Commercial Services & Supplies - 0.4%
Copart, Inc. (a)	9,922	542,932
Deluxe Corp.	16,297	1,103,307
LSC Communications, Inc.	23,599	487,083
R.R. Donnelley & Sons Co.	47,059	818,356
		2,951,678
Electrical Equipment - 0.2%
EnerSys	1,598	127,169
Fortive Corp.	18,770	1,032,162
		1,159,331
Industrial Conglomerates - 1.9%
3M Co.	58,568	10,058,468
Carlisle Companies, Inc.	5,867	658,101
General Electric Co.	1,918	58,998
Honeywell International, Inc.	23,349	2,660,385
		13,435,952
Machinery - 1.7%
Allison Transmission Holdings, Inc.	6,674	221,377
Cummins, Inc.	22,017	3,121,570
Deere & Co.	8,473	848,995
Illinois Tool Works, Inc.	10,476	1,311,386
Ingersoll-Rand PLC	36,600	2,728,164
Oshkosh Corp.	7,556	528,920
Stanley Black & Decker, Inc.	10,054	1,192,706
Toro Co.	32,324	1,710,909
		11,664,027
Professional Services - 0.5%
Robert Half International, Inc.	81,038	3,636,175
Trading Companies & Distributors - 0.0%
MSC Industrial Direct Co., Inc. Class A	2,468	220,491

TOTAL INDUSTRIALS		63,095,790

INFORMATION TECHNOLOGY - 32.7%
Communications Equipment - 2.0%
Cisco Systems, Inc.	115,195	3,435,115
CommScope Holding Co., Inc. (a)	14,641	526,783
F5 Networks, Inc. (a)	21,127	2,973,625
Juniper Networks, Inc.	116,710	3,214,193
Motorola Solutions, Inc.	46,260	3,712,365
		13,862,081
Electronic Equipment & Components - 0.5%
Dell Technologies, Inc. (a)	72,391	3,877,262
Internet Software & Services - 7.5%
Alphabet, Inc.:
Class A (a)	19,235	14,924,052
Class C (a)	14,757	11,186,396
eBay, Inc. (a)	190,941	5,310,069
Facebook, Inc. Class A (a)	172,218	20,394,056
LinkedIn Corp. Class A (a)	3,306	645,463
		52,460,036
IT Services - 4.9%
Accenture PLC Class A	12,980	1,550,201
Alliance Data Systems Corp.	14,245	3,258,971
Amdocs Ltd.	15,569	918,104
Booz Allen Hamilton Holding Corp. Class A	8,364	316,243
Cognizant Technology Solutions Corp. Class A (a)	75,842	4,177,377
CoreLogic, Inc. (a)	1,764	66,556
Fiserv, Inc. (a)	20,088	2,101,607
Genpact Ltd. (a)	405	9,692
IBM Corp.	19,071	3,093,698
Leidos Holdings, Inc.	66,796	3,419,955
MasterCard, Inc. Class A	40,095	4,097,709
Paychex, Inc.	45,329	2,672,145
Teradata Corp. (a)(b)	65,454	1,757,440
Vantiv, Inc. (a)	9,097	513,344
Visa, Inc. Class A	80,069	6,190,935
		34,143,977
Semiconductors & Semiconductor Equipment - 4.5%
Analog Devices, Inc.	13,308	987,986
Applied Materials, Inc.	170,011	5,474,354
Broadcom Ltd.	3,759	640,872
Cirrus Logic, Inc. (a)	17,139	942,645
Intel Corp.	126,541	4,390,973
KLA-Tencor Corp.	55,864	4,460,182
Lam Research Corp.	29,544	3,132,255
Qualcomm, Inc.	71,166	4,848,540
Skyworks Solutions, Inc.	11,413	877,089
Texas Instruments, Inc.	77,360	5,719,225
		31,474,121
Software - 7.1%
Adobe Systems, Inc. (a)	58,055	5,968,635
CA Technologies, Inc.	44,210	1,412,952
Citrix Systems, Inc. (a)	49,641	4,305,364
Electronic Arts, Inc. (a)	34,493	2,733,225
Intuit, Inc.	46,403	5,275,093
Microsoft Corp.	434,954	26,210,328
Oracle Corp.	10,434	419,342
Synopsys, Inc. (a)	49,270	2,979,850
		49,304,789
Technology Hardware, Storage & Peripherals - 6.2%
Apple, Inc.	362,060	40,014,871
NetApp, Inc.	34,341	1,255,507
Seagate Technology LLC (b)	45,870	1,839,387
		43,109,765

TOTAL INFORMATION TECHNOLOGY		228,232,031

MATERIALS - 2.6%
Chemicals - 1.4%
Celanese Corp. Class A	9,608	762,107
E.I. du Pont de Nemours & Co.	38,364	2,823,974
Eastman Chemical Co.	3,314	248,948
LyondellBasell Industries NV Class A	53,950	4,872,764
Monsanto Co.	10,578	1,086,466
The Dow Chemical Co.	4,363	243,106
		10,037,365
Containers & Packaging - 0.4%
Berry Plastics Group, Inc. (a)	6,683	332,613
Owens-Illinois, Inc. (a)	27,254	500,656
Packaging Corp. of America	20,486	1,736,393
		2,569,662
Metals & Mining - 0.8%
Nucor Corp.	48,671	3,026,849
Steel Dynamics, Inc.	74,043	2,627,046
		5,653,895

TOTAL MATERIALS		18,260,922

REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Care Capital Properties, Inc.	26,237	631,787
Equity Lifestyle Properties, Inc.	17,034	1,182,671
Omega Healthcare Investors, Inc.	11,282	332,368
Public Storage	26,461	5,538,287
Weyerhaeuser Co.	82,469	2,542,519
		10,227,632
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	92,740	3,582,546
Verizon Communications, Inc.	204,923	10,225,658
		13,808,204
UTILITIES - 0.1%
Electric Utilities - 0.1%
NextEra Energy, Inc.	4,255	486,049
TOTAL COMMON STOCKS
(Cost $588,701,053)		684,543,847
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.53% to 0.56% 8/17/17(c)
(Cost $1,195,242)	1,200,000	1,194,430
	Shares	Value

Money Market Funds - 5.5%
Fidelity Cash Central Fund, 0.39% (d)	11,395,054	$11,397,333
Fidelity Securities Lending Cash Central Fund 0.48% (d)(e)	26,918,971	26,924,355
TOTAL MONEY MARKET FUNDS
(Cost $38,316,780)		38,321,688
TOTAL INVESTMENT PORTFOLIO - 103.7%
(Cost $628,213,075)		724,059,965
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(25,778,571)
NET ASSETS - 100%		$698,281,394

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
120 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2016	13,192,800	$208,000

The face value of futures purchased as a percentage of Net Assets is1.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $595,224.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,807
Fidelity Securities Lending Cash Central Fund	73,151
Total	$76,958

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$135,986,373	$135,986,373	$--	$--
Consumer Staples	72,445,319	72,445,319	--	--
Energy	8,784,713	8,784,713	--	--
Financials	9,516,711	9,516,711	--	--
Health Care	123,700,103	123,700,103	--	--
Industrials	63,095,790	63,095,790	--	--
Information Technology	228,232,031	228,232,031	--	--
Materials	18,260,922	18,260,922	--	--
Real Estate	10,227,632	10,227,632	--	--
Telecommunication Services	13,808,204	13,808,204	--	--
Utilities	486,049	486,049	--	--
U.S. Government and Government Agency Obligations	1,194,430	--	1,194,430	--
Money Market Funds	38,321,688	38,321,688	--	--
Total Investments in Securities:	$724,059,965	$722,865,535	$1,194,430	$--
Derivative Instruments:
Assets
Futures Contracts	$208,000	$208,000	$--	$--
Total Assets	$208,000	$208,000	$--	$--
Total Derivative Instruments:	$208,000	$208,000	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $629,816,679. Net unrealized appreciation aggregated $94,243,286, of which $111,779,114 related to appreciated investment securities and $17,535,828 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Enhanced Index Fund

November 30, 2016

IEI-QTLY-0117
1.870941.108

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
Australia - 7.1%
Aristocrat Leisure Ltd.	22,985	$253,988
Australia & New Zealand Banking Group Ltd.	53,670	1,123,968
BHP Billiton Ltd.	61,023	1,140,511
Caltex Australia Ltd.	17,395	386,722
Cimic Group Ltd.	23,266	528,321
Coca-Cola Amatil Ltd.	67,793	480,369
Commonwealth Bank of Australia	14,447	837,985
CSL Ltd.	1,007	72,810
Fortescue Metals Group Ltd.	225,874	966,512
Goodman Group unit	36,805	181,190
Harvey Norman Holdings Ltd.	138,702	486,395
Macquarie Group Ltd.	11,967	739,879
Mirvac Group unit	70,355	106,277
National Australia Bank Ltd.	77,999	1,662,578
Qantas Airways Ltd.	181,070	440,756
Rio Tinto Ltd.	23,861	1,009,133
Telstra Corp. Ltd.	248,529	926,087
Wesfarmers Ltd.	20,403	628,224
Westpac Banking Corp.	12,258	283,425
Woolworths Ltd.	8,229	138,939

TOTAL AUSTRALIA		12,394,069

Austria - 0.0%
Raiffeisen International Bank-Holding AG (a)	1,000	18,214
Bailiwick of Jersey - 0.6%
Experian PLC	581	10,977
Glencore Xstrata PLC (a)	88,234	308,343
WPP PLC	34,341	732,387

TOTAL BAILIWICK OF JERSEY		1,051,707

Belgium - 0.2%
Anheuser-Busch InBev SA NV	3,441	357,546
KBC Groep NV	162	9,715

TOTAL BELGIUM		367,261

Bermuda - 0.7%
Hongkong Land Holdings Ltd.	3,200	20,445
Kerry Properties Ltd.	276,000	789,944
Li & Fung Ltd.	108,000	47,341
Yue Yuen Industrial (Holdings) Ltd.	85,000	306,292

TOTAL BERMUDA		1,164,022

Cayman Islands - 1.2%
Cheung Kong Property Holdings Ltd.	144,000	985,805
CK Hutchison Holdings Ltd.	6,500	79,192
WH Group Ltd.	1,170,500	973,342

TOTAL CAYMAN ISLANDS		2,038,339

Denmark - 1.7%
Danske Bank A/S	1,445	42,216
Novo Nordisk A/S Series B	53,199	1,791,748
Vestas Wind Systems A/S	16,758	1,105,686

TOTAL DENMARK		2,939,650

Finland - 1.4%
Kone Oyj (B Shares)	18,072	796,024
Neste Oyj	16,021	657,969
Orion Oyj (B Shares)	19,816	842,600
Sampo Oyj (A Shares)	987	43,555
UPM-Kymmene Corp.	3,747	85,779

TOTAL FINLAND		2,425,927

France - 9.6%
Atos Origin SA	1,929	199,395
AXA SA	38,308	900,332
BNP Paribas SA	10,986	637,832
Bouygues SA	24,520	831,601
Christian Dior SA	2,940	571,778
Eurazeo SA	4,910	266,438
Hermes International SCA	770	317,783
L'Oreal SA	3,663	625,233
LVMH Moet Hennessy - Louis Vuitton SA	1,269	230,928
Michelin CGDE Series B	7,126	762,802
Natixis SA	63,871	321,680
Orange SA	75,717	1,103,820
Peugeot Citroen SA (a)	63,792	941,131
Renault SA	13,552	1,067,752
Safran SA	4,826	331,288
Sanofi SA	26,828	2,162,240
Societe Generale Series A	16,917	725,789
Thales SA	808	78,896
Total SA	48,289	2,302,314
Unibail-Rodamco	2,181	478,897
Valeo SA	11,972	667,543
VINCI SA	16,717	1,084,843
Vivendi SA	13,193	251,058

TOTAL FRANCE		16,861,373

Germany - 7.9%
Allianz SE	8,011	1,273,037
BASF AG	13,896	1,192,794
Bayer AG	17,550	1,652,744
Continental AG	6,343	1,125,368
Covestro AG	15,014	964,780
Daimler AG (Germany)	11,653	775,113
Deutsche Bank AG (a)	4,363	68,715
Deutsche Borse AG (a)	2,913	235,410
Deutsche Telekom AG	11,294	177,737
E.ON AG	64,659	426,729
Evonik Industries AG	10,535	293,765
Fresenius SE & Co. KGaA	15,346	1,101,917
Infineon Technologies AG	16,108	269,158
Metro AG	15,911	475,460
Muenchener Rueckversicherungs AG	3,071	559,487
SAP AG	11,888	992,819
Schaeffler AG	27,388	355,002
Siemens AG	17,773	2,003,440

TOTAL GERMANY		13,943,475

Hong Kong - 2.6%
AIA Group Ltd.	35,400	215,873
Henderson Land Development Co. Ltd.	94,600	522,608
HKT Trust/HKT Ltd. unit	52,000	67,845
Link (REIT)	83,500	574,860
New World Development Co. Ltd.	197,581	220,086
Sino Land Ltd.	152,438	239,766
Sun Hung Kai Properties Ltd.	87,000	1,138,465
Wharf Holdings Ltd.	97,000	719,074
Wheelock and Co. Ltd.	149,000	885,567

TOTAL HONG KONG		4,584,144

Ireland - 0.1%
Paddy Power Betfair PLC (Ireland)	1,671	174,444
Israel - 0.8%
Check Point Software Technologies Ltd. (a)(b)	11,911	980,633
Teva Pharmaceutical Industries Ltd. sponsored ADR	12,047	454,172

TOTAL ISRAEL		1,434,805

Italy - 0.9%
Assicurazioni Generali SpA	11,046	139,549
Enel SpA	172,522	696,586
EXOR SpA	5,568	233,748
Intesa Sanpaolo SpA	87,484	192,789
UniCredit SpA	177,316	379,991

TOTAL ITALY		1,642,663

Japan - 24.8%
Amada Holdings Co. Ltd.	67,700	762,703
Asahi Glass Co. Ltd.	136,000	893,116
Asahi Kasei Corp.	39,000	352,308
Astellas Pharma, Inc.	89,300	1,245,126
Bandai Namco Holdings, Inc.	20,400	588,283
Bridgestone Corp.	31,200	1,210,692
Canon, Inc.	23,000	663,401
Central Japan Railway Co.	6,500	1,073,107
Chubu Electric Power Co., Inc.	46,100	649,170
Daicel Chemical Industries Ltd.	29,000	325,184
Daito Trust Construction Co. Ltd.	5,900	919,513
Daiwa House Industry Co. Ltd.	8,700	250,472
Daiwa Securities Group, Inc.	73,000	447,423
Fuji Heavy Industries Ltd.	30,600	1,276,251
Fujifilm Holdings Corp.	28,700	1,078,842
Fujitsu Ltd.	26,000	156,617
Hitachi Chemical Co. Ltd.	19,300	430,981
Hitachi Ltd.	121,000	658,133
Honda Motor Co. Ltd.	19,500	581,459
Hoya Corp.	26,100	1,039,333
Iida Group Holdings Co. Ltd.	45,100	885,456
Itochu Corp.	39,300	542,862
ITOCHU Techno-Solutions Corp.	8,000	217,583
Japan Post Bank Co. Ltd.	4,600	54,975
Japan Tobacco, Inc.	5,500	190,677
JTEKT Corp.	47,500	776,759
Kansai Electric Power Co., Inc. (a)	85,700	850,731
KDDI Corp.	28,200	738,429
Mitsubishi Chemical Holdings Corp.	152,800	981,772
Mitsubishi Electric Corp.	34,800	488,702
Mitsubishi Heavy Industries Ltd.	29,000	130,837
Mitsubishi Tanabe Pharma Corp.	40,700	771,706
Mitsubishi UFJ Financial Group, Inc.	268,500	1,614,471
Mitsubishi UFJ Lease & Finance Co. Ltd.	44,100	206,769
Mitsui Chemicals, Inc.	198,000	932,587
mixi, Inc.	5,200	182,276
Mizuho Financial Group, Inc.	823,300	1,486,649
MS&AD Insurance Group Holdings, Inc.	25,600	811,616
Nexon Co. Ltd.	2,800	39,813
Nippon Telegraph & Telephone Corp.	32,000	1,284,517
Nissan Motor Co. Ltd.	30,100	284,471
NKSJ Holdings, Inc.	22,300	742,383
Nomura Holdings, Inc.	140,200	772,499
NSK Ltd.	42,200	470,841
NTT DOCOMO, Inc.	58,400	1,337,171
Obayashi Corp.	43,400	416,937
ORIX Corp.	71,500	1,136,316
Panasonic Corp.	11,500	119,263
Resona Holdings, Inc.	214,600	1,048,133
Seiko Epson Corp.	5,500	112,214
SHIMIZU Corp.	59,000	548,417
Shin-Etsu Chemical Co. Ltd.	16,100	1,206,675
Shionogi & Co. Ltd.	5,600	267,230
Sumitomo Chemical Co. Ltd.	203,000	946,309
Sumitomo Corp.	15,900	191,899
Sumitomo Mitsui Financial Group, Inc.	21,900	825,943
Suzuki Motor Corp.	29,100	952,132
Taisei Corp.	133,000	968,330
Teijin Ltd.	6,800	127,717
Tokio Marine Holdings, Inc.	18,100	793,053
Tokyo Electron Ltd.	11,400	1,057,679
Toyota Motor Corp.	24,000	1,425,791
Toyota Tsusho Corp.	800	20,297

TOTAL JAPAN		43,563,001

Luxembourg - 0.8%
ArcelorMittal SA (Netherlands) (a)	144,804	1,089,663
RTL Group SA	5,240	356,042

TOTAL LUXEMBOURG		1,445,705

Netherlands - 4.4%
AerCap Holdings NV (a)	21,908	938,758
Ahold Delhaize NV	49,406	974,474
CNH Industrial NV	5,760	49,082
Fiat Chrysler Automobiles NV	126,896	980,437
Heineken Holding NV	10,741	754,635
ING Groep NV (Certificaten Van Aandelen)	73,806	1,002,825
NN Group NV	11,259	361,923
NXP Semiconductors NV (a)	2,408	238,753
STMicroelectronics NV	98,953	1,008,665
Unilever NV (Certificaten Van Aandelen) (Bearer)	35,800	1,427,338

TOTAL NETHERLANDS		7,736,890

New Zealand - 0.2%
Spark New Zealand Ltd.	140,287	361,142
Norway - 0.1%
DNB ASA	15,222	224,208
Portugal - 0.1%
Energias de Portugal SA	80,136	231,610
Singapore - 1.3%
ComfortDelgro Corp. Ltd.	200,900	351,831
Jardine Cycle & Carriage Ltd.	4,800	134,130
StarHub Ltd.	10,700	21,474
United Overseas Bank Ltd.	40,884	579,899
Wilmar International Ltd.	127,300	312,007
Yangzijiang Shipbuilding Holdings Ltd.	1,586,100	903,646

TOTAL SINGAPORE		2,302,987

Spain - 2.5%
Aena SA	4,412	584,975
Amadeus IT Holding SA Class A	1,626	73,689
Banco Bilbao Vizcaya Argentaria SA	126,372	778,151
Banco Santander SA (Spain)	265,475	1,212,730
Bankia SA	16,355	14,578
Endesa SA	3,231	66,792
Gas Natural SDG SA	26,726	457,458
Inditex SA	20,692	707,804
Repsol YPF SA	25,591	341,745
Telefonica SA	555	4,623
Telefonica SA	13,877	115,597

TOTAL SPAIN		4,358,142

Sweden - 1.9%
Atlas Copco AB (A Shares)	4,231	127,992
ICA Gruppen AB	1,609	47,715
Investor AB (B Shares)	7,213	243,619
Nordea Bank AB	18,755	197,051
Skanska AB (B Shares)	26,431	607,556
Svenska Handelsbanken AB (A Shares)	2,725	37,819
Swedbank AB (A Shares)	7,709	177,955
Swedish Match Co. AB	2,814	87,812
Telefonaktiebolaget LM Ericsson (B Shares)	161,168	827,147
TeliaSonera AB	135,960	510,948
Volvo AB (B Shares)	46,969	502,141

TOTAL SWEDEN		3,367,755

Switzerland - 9.2%
ABB Ltd. (Reg.)	64,757	1,319,927
Actelion Ltd.	6,701	1,291,823
Coca-Cola HBC AG	24,809	527,697
Credit Suisse Group AG	9,386	124,845
Givaudan SA	163	290,505
Kuehne & Nagel International AG	4,744	619,655
Lonza Group AG	857	153,075
Nestle SA	58,299	3,923,444
Novartis AG	38,740	2,670,030
Pargesa Holding SA	4,185	265,499
Roche Holding AG (participation certificate)	13,721	3,053,900
Swiss Re Ltd.	7,420	683,104
Syngenta AG (Switzerland)	889	340,196
UBS Group AG	42,351	673,567
Zurich Insurance Group AG	1,085	284,271

TOTAL SWITZERLAND		16,221,538

United Kingdom - 16.5%
3i Group PLC	43,746	377,124
Aberdeen Asset Management PLC	31,579	105,891
Anglo American PLC (United Kingdom) (a)	78,019	1,156,766
AstraZeneca PLC:
(United Kingdom)	1,546	79,988
sponsored ADR	2,099	54,868
Aviva PLC	14,083	78,721
BAE Systems PLC	56,873	427,313
Barclays PLC	174,603	470,131
Barratt Developments PLC	129,627	760,992
Berkeley Group Holdings PLC	15,311	474,522
BP PLC	109,879	637,411
British American Tobacco PLC (United Kingdom)	33,339	1,824,984
British Land Co. PLC	41,905	310,133
BT Group PLC	195,629	872,582
Burberry Group PLC	3,351	59,915
Carnival PLC	19,867	1,003,626
Compass Group PLC	4,043	69,219
Diageo PLC	26,231	655,848
GlaxoSmithKline PLC	1,351	25,211
GlaxoSmithKline PLC sponsored ADR	43,131	1,629,920
Hammerson PLC	6,119	41,687
HSBC Holdings PLC:
(United Kingdom)	38,983	309,002
sponsored ADR (b)	42,709	1,688,714
Imperial Tobacco Group PLC	33,618	1,444,017
Johnson Matthey PLC	23,574	923,218
Kingfisher PLC	188,962	831,367
Land Securities Group PLC	15,022	182,317
Legal & General Group PLC	173,980	513,298
Lloyds Banking Group PLC	1,254,827	906,279
Marks & Spencer Group PLC	227,928	935,351
Persimmon PLC	43,461	924,433
Prudential PLC	23,406	451,906
Reckitt Benckiser Group PLC	15,310	1,293,291
RELX PLC	42,227	726,473
Rio Tinto PLC	30,394	1,146,795
Royal Dutch Shell PLC:
Class A (United Kingdom)	61,110	1,554,971
Class B (United Kingdom)	19,367	515,009
Royal Mail PLC	46,136	270,501
Segro PLC	2,773	14,503
SKY PLC	48,234	471,336
Smiths Group PLC	19,273	340,254
Standard Chartered PLC (United Kingdom) (a)	14,685	117,795
Tate & Lyle PLC	26,315	223,234
Unilever PLC	40,134	1,596,576
Vodafone Group PLC	48,163	116,349
William Hill PLC	79,107	298,223

TOTAL UNITED KINGDOM		28,912,064

TOTAL COMMON STOCKS
(Cost $170,665,104)		169,765,135

Nonconvertible Preferred Stocks - 0.6%
Germany - 0.6%
Henkel AG & Co. KGaA
(Cost $984,890)	9,365	1,084,857
	Principal Amount	Value

Government Obligations - 0.3%
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.56% 8/17/17(c)
(Cost $498,011)	500,000	497,679
	Shares	Value

Money Market Funds - 3.3%
Fidelity Cash Central Fund, 0.39% (d)	3,222,049	3,222,693
Fidelity Securities Lending Cash Central Fund 0.48% (d)(e)	2,628,526	2,629,052
TOTAL MONEY MARKET FUNDS
(Cost $5,851,532)		5,851,745
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $177,999,537)		177,199,416
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(1,433,519)
NET ASSETS - 100%		$175,765,897

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
59 ICE E-mini MSCI EAFE Index Contracts (United States)	Dec. 2016	4,823,545	$(15,877)

The face value of futures purchased as a percentage of Net Assets is 2.7%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $353,352.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,016
Fidelity Securities Lending Cash Central Fund	8,915
Total	$10,931

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$24,398,300	$12,376,981	$12,021,319	$--
Consumer Staples	20,047,719	7,576,022	12,471,697	--
Energy	6,396,141	999,714	5,396,427	--
Financials	32,733,340	8,251,526	24,481,814	--
Health Care	20,360,441	5,528,375	14,832,066	--
Industrials	22,345,935	9,513,207	12,832,728	--
Information Technology	8,756,817	1,492,470	7,264,347	--
Materials	16,212,293	5,215,950	10,996,343	--
Real Estate	8,581,609	6,624,815	1,956,794	--
Telecommunication Services	7,638,321	2,043,755	5,594,566	--
Utilities	3,379,076	1,182,589	2,196,487	--
Government Obligations	497,679	--	497,679	--
Money Market Funds	5,851,745	5,851,745	--	--
Total Investments in Securities:	$177,199,416	$66,657,149	$110,542,267	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(15,877)	$(15,877)	$--	$--
Total Liabilities	$(15,877)	$(15,877)	$--	$--
Total Derivative Instruments:	$(15,877)	$(15,877)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$12,550,001
Level 2 to Level 1	$5,812,163

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $179,331,277. Net unrealized depreciation aggregated $2,131,861, of which $12,094,060 related to appreciated investment securities and $14,225,921 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Large Cap Value Enhanced Index Fund

November 30, 2016

VEI-QTLY-0117
1.859524.109

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 6.4%
Auto Components - 1.4%
BorgWarner, Inc.	12,152	$432,611
Gentex Corp.	602,864	11,146,955
Lear Corp.	86,183	11,161,560
Tenneco, Inc. (a)	120,852	7,124,225
		29,865,351
Automobiles - 1.6%
Ford Motor Co.	1,610,385	19,260,205
General Motors Co.	488,932	16,882,822
		36,143,027
Hotels, Restaurants & Leisure - 0.7%
Carnival Corp. unit	107,244	5,513,414
Darden Restaurants, Inc. (b)	120,701	8,847,383
The Cheesecake Factory, Inc.	12,260	725,424
		15,086,221
Internet & Direct Marketing Retail - 0.2%
Liberty Interactive Corp. QVC Group Series A (a)	164,881	3,414,686
Leisure Products - 0.1%
Brunswick Corp.	53,414	2,677,110
Media - 0.3%
Discovery Communications, Inc. Class C (non-vtg.) (a)	79,656	2,106,105
MSG Network, Inc. Class A (a)	141,988	2,903,655
Time Warner, Inc.	29,191	2,680,318
		7,690,078
Multiline Retail - 0.6%
Dillard's, Inc. Class A	2,044	146,166
Kohl's Corp.	37,896	2,039,942
Macy's, Inc.	185,499	7,828,058
Target Corp.	53,641	4,143,231
		14,157,397
Specialty Retail - 1.5%
American Eagle Outfitters, Inc. (b)	460,074	7,618,825
Best Buy Co., Inc.	306,321	13,998,870
Dick's Sporting Goods, Inc.	78,305	4,625,476
Gap, Inc. (b)	80,133	2,000,921
Staples, Inc.	380,826	3,682,587
		31,926,679

TOTAL CONSUMER DISCRETIONARY		140,960,549

CONSUMER STAPLES - 8.1%
Beverages - 0.6%
PepsiCo, Inc.	129,662	12,979,166
Food & Staples Retailing - 2.4%
CVS Health Corp.	156,606	12,041,435
Wal-Mart Stores, Inc.	450,872	31,754,915
Walgreens Boots Alliance, Inc.	107,384	9,098,646
		52,894,996
Food Products - 1.8%
Campbell Soup Co.	177,654	10,106,736
ConAgra Foods, Inc.	37,400	1,372,206
Ingredion, Inc.	11,774	1,382,032
Lamb Weston Holdings, Inc. (a)	79,169	2,650,578
Mondelez International, Inc.	42,001	1,732,121
Pilgrim's Pride Corp. (b)	43,102	759,026
The J.M. Smucker Co.	72,926	9,185,030
Tyson Foods, Inc. Class A	213,612	12,135,298
		39,323,027
Household Products - 2.6%
Church & Dwight Co., Inc.	27,535	1,205,758
Colgate-Palmolive Co.	87,964	5,737,892
Procter & Gamble Co.	614,114	50,639,840
		57,583,490
Tobacco - 0.7%
Philip Morris International, Inc.	155,615	13,737,692
Reynolds American, Inc.	24,304	1,314,846
		15,052,538

TOTAL CONSUMER STAPLES		177,833,217

ENERGY - 11.2%
Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	50,655	3,258,636
Dril-Quip, Inc. (a)(b)	182,595	10,325,747
FMC Technologies, Inc. (a)	373,964	12,812,007
Rowan Companies PLC	18,658	332,486
Schlumberger Ltd.	141,046	11,854,916
		38,583,792
Oil, Gas & Consumable Fuels - 9.4%
Antero Resources Corp. (a)	413,257	10,120,664
Chesapeake Energy Corp. (a)(b)	1,677,495	11,742,465
Chevron Corp.	267,262	29,815,749
ConocoPhillips Co.	1,897	92,042
EOG Resources, Inc.	79,876	8,188,888
EQT Corp.	121,796	8,535,464
Exxon Mobil Corp.	889,284	77,634,486
Marathon Petroleum Corp.	112,416	5,285,800
ONEOK, Inc. (b)	161,280	8,859,110
Range Resources Corp.	65,781	2,314,176
Rice Energy, Inc. (a)	108,885	2,651,350
Southwestern Energy Co. (a)	823,864	9,350,856
Spectra Energy Corp.	62,206	2,547,336
Tesoro Corp.	149,602	12,170,123
Valero Energy Corp.	272,355	16,766,174
World Fuel Services Corp.	5,712	253,956
		206,328,639

TOTAL ENERGY		244,912,431

FINANCIALS - 24.0%
Banks - 11.0%
Bank of America Corp.	2,577,333	54,433,273
Citigroup, Inc.	400,769	22,599,364
East West Bancorp, Inc.	75,129	3,597,177
Fifth Third Bancorp	84,111	2,188,568
JPMorgan Chase & Co.	862,201	69,122,654
PNC Financial Services Group, Inc.	9,988	1,104,074
Regions Financial Corp.	676,854	9,164,603
SunTrust Banks, Inc.	280,047	14,548,442
TCF Financial Corp.	10,961	190,173
U.S. Bancorp	85,598	4,247,373
Umpqua Holdings Corp.	9,516	169,099
Wells Fargo & Co.	1,118,449	59,188,321
		240,553,121
Capital Markets - 3.0%
CME Group, Inc.	28,430	3,210,031
Federated Investors, Inc. Class B (non-vtg.)	57,909	1,591,918
Franklin Resources, Inc.	190,085	7,462,737
Goldman Sachs Group, Inc.	129,902	28,486,210
Lazard Ltd. Class A	3,644	141,569
Morgan Stanley	568,675	23,520,398
T. Rowe Price Group, Inc.	30,960	2,292,898
		66,705,761
Consumer Finance - 3.1%
American Express Co.	201,390	14,508,136
Capital One Financial Corp.	239,267	20,107,999
Discover Financial Services	226,293	15,335,877
Navient Corp.	104,996	1,809,081
Santander Consumer U.S.A. Holdings, Inc.(a)	9,977	137,483
Synchrony Financial	481,317	16,634,316
		68,532,892
Diversified Financial Services - 2.7%
Berkshire Hathaway, Inc. Class B (a)	302,643	47,648,114
Leucadia National Corp.	548,625	12,080,723
		59,728,837
Insurance - 3.2%
AFLAC, Inc.	214,894	15,339,134
American International Group, Inc.	39,793	2,520,091
American National Insurance Co.	4,643	559,482
Aspen Insurance Holdings Ltd.	115,312	5,875,146
Assured Guaranty Ltd.	217,911	7,792,497
Chubb Ltd.	7,220	924,160
CNA Financial Corp.	5,928	226,865
Everest Re Group Ltd.	1,392	293,086
FNF Group	18,449	589,261
Lincoln National Corp.	99,563	6,381,988
Old Republic International Corp.	212,533	3,797,965
Principal Financial Group, Inc.	53,691	3,097,434
Prudential Financial, Inc.	195,064	19,623,438
Reinsurance Group of America, Inc.	3,878	473,310
The Travelers Companies, Inc.	22,486	2,548,788
		70,042,645
Mortgage Real Estate Investment Trusts - 1.0%
Chimera Investment Corp.	664,131	11,263,662
MFA Financial, Inc. (b)	1,173,451	9,176,387
New Residential Investment Corp.	33,292	514,361
Two Harbors Investment Corp.	59,147	512,804
		21,467,214
Thrifts & Mortgage Finance - 0.0%
Essent Group Ltd. (a)	24,379	744,047

TOTAL FINANCIALS		527,774,517

HEALTH CARE - 12.1%
Biotechnology - 1.0%
Amgen, Inc.	73,575	10,599,950
Biogen, Inc. (a)	1,730	508,741
United Therapeutics Corp. (a)(b)	87,970	11,049,912
		22,158,603
Health Care Equipment & Supplies - 0.8%
Abbott Laboratories	22,396	852,616
Baxter International, Inc.	38,074	1,689,343
Danaher Corp.	56,458	4,413,322
Medtronic PLC	134,377	9,810,865
		16,766,146
Health Care Providers & Services - 3.0%
Aetna, Inc.	134,172	17,555,064
Anthem, Inc.	117,771	16,785,901
Cigna Corp.	9,435	1,271,272
Express Scripts Holding Co. (a)	154,479	11,721,867
McKesson Corp.	46,107	6,630,648
UnitedHealth Group, Inc.	69,802	11,051,053
Wellcare Health Plans, Inc. (a)	12,489	1,711,243
		66,727,048
Life Sciences Tools & Services - 0.2%
Bruker Corp.	177,869	4,034,069
Pharmaceuticals - 7.1%
Allergan PLC (b)	20,899	4,060,676
Johnson & Johnson	545,759	60,742,977
Mallinckrodt PLC (a)	16,881	889,629
Merck & Co., Inc.	698,522	42,742,561
Pfizer, Inc.	1,442,825	46,372,396
		154,808,239

TOTAL HEALTH CARE		264,494,105

INDUSTRIALS - 8.1%
Aerospace & Defense - 1.8%
General Dynamics Corp.	37,348	6,548,972
Huntington Ingalls Industries, Inc.	47,623	8,513,087
Raytheon Co.	46,300	6,923,702
Spirit AeroSystems Holdings, Inc. Class A	212,564	12,381,853
United Technologies Corp.	49,116	5,290,776
		39,658,390
Airlines - 1.2%
Alaska Air Group, Inc.	13,060	1,074,446
Delta Air Lines, Inc.	116,202	5,598,612
Hawaiian Holdings, Inc. (a)	37,837	1,942,930
JetBlue Airways Corp. (a)	118,937	2,389,444
Southwest Airlines Co.	211,346	9,850,837
United Continental Holdings, Inc. (a)	89,762	6,189,090
		27,045,359
Building Products - 0.5%
Owens Corning	227,021	11,664,339
Commercial Services & Supplies - 0.2%
Deluxe Corp.	40,821	2,763,582
LSC Communications, Inc.	11,547	238,330
R.R. Donnelley & Sons Co.	100,414	1,746,199
		4,748,111
Construction & Engineering - 0.1%
Quanta Services, Inc. (a)	52,219	1,760,825
Electrical Equipment - 0.6%
Eaton Corp. PLC	145,760	9,694,498
EnerSys	13,005	1,034,938
Fortive Corp.	44,600	2,452,554
Regal Beloit Corp.	2,126	154,985
		13,336,975
Industrial Conglomerates - 2.1%
3M Co.	59,148	10,158,078
Carlisle Companies, Inc.	8,696	975,430
General Electric Co.	1,098,043	33,775,803
		44,909,311
Machinery - 1.4%
Allison Transmission Holdings, Inc.	38,056	1,262,318
Cummins, Inc.	112,164	15,902,612
Ingersoll-Rand PLC	54,956	4,096,420
Stanley Black & Decker, Inc.	33,487	3,972,563
Trinity Industries, Inc.	191,596	5,324,453
Woodward, Inc.	1,051	71,184
		30,629,550
Professional Services - 0.1%
Manpower, Inc.	20,186	1,724,086
Robert Half International, Inc.	8,057	361,518
		2,085,604
Road & Rail - 0.1%
Union Pacific Corp.	25,360	2,569,729

TOTAL INDUSTRIALS		178,408,193

INFORMATION TECHNOLOGY - 11.3%
Communications Equipment - 2.3%
Cisco Systems, Inc.	1,363,552	40,661,121
InterDigital, Inc.	5,320	421,344
Juniper Networks, Inc.	369,486	10,175,644
		51,258,109
Electronic Equipment & Components - 0.8%
Arrow Electronics, Inc. (a)	4,562	311,448
Corning, Inc.	140,782	3,382,991
Dell Technologies, Inc. (a)	241,271	12,922,475
		16,616,914
Internet Software & Services - 0.9%
Alphabet, Inc. Class A (a)	13,408	10,402,999
eBay, Inc. (a)	371,750	10,338,368
		20,741,367
IT Services - 0.5%
Xerox Corp.	1,192,134	11,146,453
Semiconductors & Semiconductor Equipment - 4.2%
Applied Materials, Inc.	417,624	13,447,493
Intel Corp.	1,161,617	40,308,110
KLA-Tencor Corp.	133,681	10,673,091
Qualcomm, Inc.	391,154	26,649,322
Texas Instruments, Inc.	16,415	1,213,561
		92,291,577
Software - 0.5%
CA Technologies, Inc.	9,714	310,459
Oracle Corp.	241,411	9,702,308
		10,012,767
Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	159,010	17,573,785
Hewlett Packard Enterprise Co.	439,712	10,465,146
HP, Inc.	1,042,374	16,052,560
Seagate Technology LLC (b)	42,025	1,685,203
		45,776,694

TOTAL INFORMATION TECHNOLOGY		247,843,881

MATERIALS - 4.6%
Chemicals - 2.3%
Celanese Corp. Class A	25,612	2,031,544
Eastman Chemical Co.	14,183	1,065,427
Huntsman Corp.	247,453	4,820,384
LyondellBasell Industries NV Class A	166,591	15,046,499
Monsanto Co.	9,363	961,674
The Dow Chemical Co. (b)	390,348	21,750,191
Trinseo SA	102,147	5,980,707
		51,656,426
Containers & Packaging - 0.0%
Packaging Corp. of America	9,931	841,752
Metals & Mining - 2.3%
Newmont Mining Corp.	366,343	11,884,167
Nucor Corp.	250,243	15,562,612
Reliance Steel & Aluminum Co.	149,353	12,112,528
Steel Dynamics, Inc.	250,551	8,889,549
Worthington Industries, Inc.	20,372	1,146,536
		49,595,392

TOTAL MATERIALS		102,093,570

REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Brixmor Property Group, Inc.	42,161	1,026,620
Camden Property Trust (SBI)	1,529	120,348
Care Capital Properties, Inc. (b)	168,156	4,049,196
Corrections Corp. of America	180,391	4,096,680
Host Hotels & Resorts, Inc. (b)	371,188	6,621,994
Lamar Advertising Co. Class A	14,073	932,899
Medical Properties Trust, Inc.	61,519	733,306
Omega Healthcare Investors, Inc. (b)	69,177	2,037,954
PS Business Parks, Inc.	1,299	145,137
Public Storage	51,988	10,881,088
Quality Care Properties, Inc.(a)	104,875	1,573,125
RLJ Lodging Trust	157,151	3,581,471
Sunstone Hotel Investors, Inc.	408,678	5,942,178
The Macerich Co.	10,789	732,465
Weyerhaeuser Co.	492,646	15,188,276
WP Carey, Inc.	4,681	272,060
		57,934,797
TELECOMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 4.6%
AT&T, Inc.	1,463,268	56,526,043
CenturyLink, Inc.	494,336	11,626,783
Level 3 Communications, Inc. (a)	20,122	1,108,119
Verizon Communications, Inc.	622,977	31,086,552
		100,347,497
UTILITIES - 4.7%
Electric Utilities - 3.4%
American Electric Power Co., Inc.	46,925	2,770,921
Duke Energy Corp.	277,170	20,446,831
Edison International	9,051	622,437
Entergy Corp.	43,683	3,002,333
Exelon Corp.	359,351	11,682,501
FirstEnergy Corp.	415,186	12,991,170
NextEra Energy, Inc.	64,450	7,362,124
PPL Corp.	448,155	14,995,266
		73,873,583
Gas Utilities - 0.5%
UGI Corp.	262,422	11,756,506
Multi-Utilities - 0.8%
DTE Energy Co.	9,929	924,291
MDU Resources Group, Inc.	41,398	1,151,692
Public Service Enterprise Group, Inc.	344,338	14,224,603
Vectren Corp.	3,376	165,694
		16,466,280

TOTAL UTILITIES		102,096,369

TOTAL COMMON STOCKS
(Cost $1,924,675,440)		2,144,699,126
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.56% 8/17/17 (c)
(Cost $1,992,043)	2,000,000	1,990,716
	Shares	Value

Money Market Funds - 6.8%
Fidelity Cash Central Fund, 0.39% (d)	52,826,671	$52,837,237
Fidelity Securities Lending Cash Central Fund 0.48% (d)(e)	95,538,200	95,557,308
TOTAL MONEY MARKET FUNDS
(Cost $148,383,820)		148,394,545
TOTAL INVESTMENT PORTFOLIO - 104.7%
(Cost $2,075,051,303)		2,295,084,387
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(103,124,581)
NET ASSETS - 100%		$2,191,959,806

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
446 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2016	49,033,240	$1,258,264

The face value of futures purchased as a percentage of Net Assets is 2.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,990,716.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$18,538
Fidelity Securities Lending Cash Central Fund	179,865
Total	$198,403

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$140,960,549	$140,960,549	$--	$--
Consumer Staples	177,833,217	177,833,217	--	--
Energy	244,912,431	244,912,431	--	--
Financials	527,774,517	527,774,517	--	--
Health Care	264,494,105	264,494,105	--	--
Industrials	178,408,193	178,408,193	--	--
Information Technology	247,843,881	247,843,881	--	--
Materials	102,093,570	102,093,570	--	--
Real Estate	57,934,797	57,934,797	--	--
Telecommunication Services	100,347,497	100,347,497	--	--
Utilities	102,096,369	102,096,369	--	--
U.S. Government and Government Agency Obligations	1,990,716	--	1,990,716	--
Money Market Funds	148,394,545	148,394,545	--	--
Total Investments in Securities:	$2,295,084,387	$2,293,093,671	$1,990,716	$--
Derivative Instruments:
Assets
Futures Contracts	$1,258,264	$1,258,264	$--	$--
Total Assets	$1,258,264	$1,258,264	$--	$--
Total Derivative Instruments:	$1,258,264	$1,258,264	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $2,088,125,287. Net unrealized appreciation aggregated $206,959,100, of which $252,863,842 related to appreciated investment securities and $45,904,742 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Mid Cap Enhanced Index Fund

November 30, 2016

MCE-QTLY-0117
1.870939.108

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 16.6%
Auto Components - 2.7%
Adient PLC (a)	3,853	$206,367
BorgWarner, Inc.	173,803	6,187,387
Delphi Automotive PLC	83,738	5,359,232
Gentex Corp.	334,465	6,184,258
Lear Corp.	54,104	7,007,009
Tenneco, Inc. (a)	24,034	1,416,804
The Goodyear Tire & Rubber Co.	50,239	1,541,835
		27,902,892
Automobiles - 0.7%
Harley-Davidson, Inc. (b)	21,451	1,306,151
Thor Industries, Inc.	62,511	6,286,731
		7,592,882
Distributors - 0.2%
LKQ Corp. (a)	48,358	1,587,593
Hotels, Restaurants & Leisure - 1.4%
Brinker International, Inc.	49,940	2,652,313
Darden Restaurants, Inc. (b)	94,227	6,906,839
International Game Technology PLC	73,343	1,890,783
Vail Resorts, Inc.	5,032	797,069
Wyndham Worldwide Corp.	34,821	2,506,764
		14,753,768
Household Durables - 0.6%
D.R. Horton, Inc.	17,630	488,704
Garmin Ltd. (b)	35,572	1,855,436
Harman International Industries, Inc.	2,415	264,129
Lennar Corp. Class A (b)	19,160	815,066
Mohawk Industries, Inc. (a)	2,450	483,728
Toll Brothers, Inc. (a)	205	6,080
Whirlpool Corp.	12,503	2,030,987
		5,944,130
Internet & Direct Marketing Retail - 0.7%
Liberty Interactive Corp. QVC Group Series A (a)	325,225	6,735,410
Leisure Products - 0.6%
Brunswick Corp.	111,231	5,574,898
Hasbro, Inc.	9,045	772,353
		6,347,251
Media - 2.1%
Discovery Communications, Inc.:
Class A (a)(b)	213,285	5,777,891
Class C (non-vtg.) (a)	236,564	6,254,752
Liberty Media Corp. Liberty SiriusXM Class A (a)	789	28,641
MSG Network, Inc. Class A (a)(b)	33,810	691,415
Omnicom Group, Inc. (b)	16,488	1,433,467
Scripps Networks Interactive, Inc. Class A	84,798	5,873,109
Tegna, Inc.	43,348	972,296
		21,031,571
Multiline Retail - 1.7%
Dillard's, Inc. Class A (b)	42,811	3,061,415
Dollar General Corp.	76,429	5,909,490
Kohl's Corp.	23,290	1,253,701
Macy's, Inc.	169,646	7,159,061
		17,383,667
Specialty Retail - 5.0%
American Eagle Outfitters, Inc. (b)	224,857	3,723,632
Bed Bath & Beyond, Inc.	97,323	4,361,044
Best Buy Co., Inc.	164,407	7,513,400
Dick's Sporting Goods, Inc.	80,540	4,757,498
Foot Locker, Inc.	97,203	6,966,539
Gap, Inc. (b)	230,671	5,759,855
Michaels Companies, Inc. (a)	6,034	147,109
Murphy U.S.A., Inc. (a)	444	30,276
Penske Automotive Group, Inc. (b)	7,751	386,852
Ross Stores, Inc.	117,878	7,967,374
Sally Beauty Holdings, Inc. (a)	900	23,571
Staples, Inc.	669,944	6,478,358
Urban Outfitters, Inc. (a)	48,888	1,544,861
Williams-Sonoma, Inc. (b)	29,595	1,621,214
		51,281,583
Textiles, Apparel & Luxury Goods - 0.9%
Michael Kors Holdings Ltd. (a)	132,513	6,160,529
PVH Corp.	32,299	3,421,756
		9,582,285

TOTAL CONSUMER DISCRETIONARY		170,143,032

CONSUMER STAPLES - 6.6%
Beverages - 0.7%
Dr. Pepper Snapple Group, Inc.	85,831	7,444,981
Food & Staples Retailing - 0.2%
Rite Aid Corp. (a)	26,991	214,848
Sysco Corp.	26,894	1,432,106
		1,646,954
Food Products - 4.5%
Bunge Ltd.	88,161	6,019,633
Campbell Soup Co.	119,752	6,812,691
ConAgra Foods, Inc.	138,560	5,083,766
Hormel Foods Corp.	43,145	1,477,285
Ingredion, Inc.	50,449	5,921,704
Lamb Weston Holdings, Inc. (a)	45,965	1,538,908
Pilgrim's Pride Corp. (b)	260,887	4,594,220
The Hershey Co.	3,216	310,794
The J.M. Smucker Co.	49,297	6,208,957
Tyson Foods, Inc. Class A	134,228	7,625,493
WhiteWave Foods Co. (a)	10,161	559,769
		46,153,220
Household Products - 1.2%
Church & Dwight Co., Inc.	120,372	5,271,090
Clorox Co.	61,017	7,051,125
		12,322,215

TOTAL CONSUMER STAPLES		67,567,370

ENERGY - 5.7%
Energy Equipment & Services - 1.7%
Baker Hughes, Inc.	44,596	2,868,861
Dril-Quip, Inc. (a)(b)	97,568	5,517,470
FMC Technologies, Inc. (a)	183,343	6,281,331
Oceaneering International, Inc.	116,855	3,114,186
		17,781,848
Oil, Gas & Consumable Fuels - 4.0%
Antero Resources Corp. (a)	217,202	5,319,277
Chesapeake Energy Corp. (a)(b)	366,914	2,568,398
EQT Corp.	74,523	5,222,572
ONEOK, Inc. (b)	75,502	4,147,325
Range Resources Corp.	73,340	2,580,101
Rice Energy, Inc. (a)	167,095	4,068,763
Southwestern Energy Co. (a)	383,374	4,351,295
Tesoro Corp.	82,135	6,681,682
Valero Energy Corp.	77,137	4,748,554
World Fuel Services Corp.	17,237	766,357
		40,454,324

TOTAL ENERGY		58,236,172

FINANCIALS - 11.1%
Banks - 4.0%
Citizens Financial Group, Inc.	220,202	7,378,969
East West Bancorp, Inc.	47,653	2,281,626
Fifth Third Bancorp	309,345	8,049,157
KeyCorp	390,843	6,765,492
Regions Financial Corp.	496,942	6,728,595
SunTrust Banks, Inc.	184,429	9,581,087
TCF Financial Corp.	11,076	192,169
		40,977,095
Capital Markets - 2.2%
Affiliated Managers Group, Inc. (a)(b)	17,192	2,546,135
Artisan Partners Asset Management, Inc.	1,150	34,270
Federated Investors, Inc. Class B (non-vtg.)	134,724	3,703,563
Lazard Ltd. Class A	21,669	841,841
Morningstar, Inc.	41,138	2,999,372
MSCI, Inc.	45,947	3,620,624
Raymond James Financial, Inc.	11,769	846,662
T. Rowe Price Group, Inc.	112,520	8,333,231
		22,925,698
Consumer Finance - 2.1%
Capital One Financial Corp.	26,670	2,241,347
Discover Financial Services	23,726	1,607,911
Navient Corp.	363,608	6,264,966
Santander Consumer U.S.A. Holdings, Inc. (a)	104,443	1,439,225
Synchrony Financial	298,818	10,327,150
		21,880,599
Diversified Financial Services - 0.1%
Donnelley Financial Solutions, Inc. (a)	18,119	345,529
Leucadia National Corp.	8,859	195,075
		540,604
Insurance - 1.4%
Allied World Assurance Co. Holdings AG	2,521	118,008
American International Group, Inc. warrants 1/19/21 (a)	574	12,289
Aspen Insurance Holdings Ltd.	41,860	2,132,767
Assured Guaranty Ltd.	121,818	4,356,212
Everest Re Group Ltd.	1,392	293,086
FNF Group	17,081	545,567
Hanover Insurance Group, Inc.	1,032	89,361
Lincoln National Corp.	71,390	4,576,099
Old Republic International Corp.	51,539	921,002
Progressive Corp.	27,190	905,427
		13,949,818
Mortgage Real Estate Investment Trusts - 1.3%
Annaly Capital Management, Inc.	158,402	1,618,868
Chimera Investment Corp.	332,740	5,643,270
MFA Financial, Inc.	723,343	5,656,542
New Residential Investment Corp.	49,146	759,306
		13,677,986

TOTAL FINANCIALS		113,951,800

HEALTH CARE - 10.4%
Biotechnology - 0.6%
United Therapeutics Corp. (a)(b)	47,767	6,000,013
Health Care Equipment & Supplies - 3.5%
Align Technology, Inc. (a)	13,542	1,260,083
C.R. Bard, Inc.	32,735	6,892,354
Edwards Lifesciences Corp. (a)	77,954	6,458,489
Hill-Rom Holdings, Inc.	21,853	1,165,639
Hologic, Inc. (a)	176,147	6,742,907
Intuitive Surgical, Inc. (a)	3,673	2,364,457
Masimo Corp. (a)	5,206	322,095
ResMed, Inc. (b)	33,379	2,052,141
St. Jude Medical, Inc.	30,257	2,396,354
The Cooper Companies, Inc.	27,206	4,475,115
Varian Medical Systems, Inc. (a)(b)	18,726	1,682,157
		35,811,791
Health Care Providers & Services - 4.0%
Aetna, Inc.	42,136	5,513,074
AmerisourceBergen Corp.	49,678	3,874,387
AmSurg Corp. (a)(b)	5,530	376,704
Anthem, Inc.	38,597	5,501,230
Cardinal Health, Inc.	18,673	1,325,970
Centene Corp. (a)	3,677	211,906
Express Scripts Holding Co. (a)	19,054	1,445,818
Laboratory Corp. of America Holdings (a)	25,839	3,251,838
McKesson Corp.	28,568	4,108,364
Quest Diagnostics, Inc.	78,145	6,834,562
Universal Health Services, Inc. Class B	28,776	3,540,024
Wellcare Health Plans, Inc. (a)	35,018	4,798,166
		40,782,043
Health Care Technology - 0.3%
Cerner Corp. (a)	44,085	2,194,551
Veeva Systems, Inc. Class A (a)	22,464	1,044,127
		3,238,678
Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	139,168	6,120,609
Bruker Corp.	175,194	3,973,400
Charles River Laboratories International, Inc. (a)	27,334	1,943,447
Illumina, Inc. (a)	13,176	1,754,253
Quintiles Transnational Holdings, Inc. (a)	33,835	2,599,543
		16,391,252
Pharmaceuticals - 0.4%
Mallinckrodt PLC (a)	85,839	4,523,715

TOTAL HEALTH CARE		106,747,492

INDUSTRIALS - 11.6%
Aerospace & Defense - 1.9%
Hexcel Corp.	1,353	69,977
Huntington Ingalls Industries, Inc.	22,593	4,038,725
Northrop Grumman Corp.	1,094	273,117
Rockwell Collins, Inc.	30,441	2,822,490
Spirit AeroSystems Holdings, Inc. Class A	115,723	6,740,865
Textron, Inc.	124,941	5,751,034
		19,696,208
Air Freight & Logistics - 0.0%
Expeditors International of Washington, Inc.	1,702	89,763
Airlines - 1.0%
Alaska Air Group, Inc.	63,582	5,230,891
JetBlue Airways Corp. (a)	239,389	4,809,325
Southwest Airlines Co.	12,069	562,536
		10,602,752
Building Products - 0.8%
Fortune Brands Home & Security, Inc.	12,498	689,265
Owens Corning	105,175	5,403,892
Tyco International Ltd.	34,610	1,556,758
USG Corp. (a)(b)	3,629	103,935
		7,753,850
Commercial Services & Supplies - 1.2%
Cintas Corp.	50,776	5,818,930
Copart, Inc. (a)	12,860	703,699
KAR Auction Services, Inc.	64,502	2,719,404
LSC Communications, Inc.	39,825	821,988
R.R. Donnelley & Sons Co.	144,338	2,510,038
		12,574,059
Construction & Engineering - 0.5%
Quanta Services, Inc. (a)	152,807	5,152,652
Electrical Equipment - 0.4%
EnerSys	100	7,958
Fortive Corp.	15,284	840,467
Regal Beloit Corp.	7,461	543,907
Rockwell Automation, Inc.	18,966	2,535,944
		3,928,276
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	6,650	745,931
Machinery - 4.0%
Allison Transmission Holdings, Inc.	181,436	6,018,232
Cummins, Inc.	47,260	6,700,523
Ingersoll-Rand PLC	51,762	3,858,339
PACCAR, Inc.	100,841	6,267,268
Parker Hannifin Corp.	25,046	3,479,641
Snap-On, Inc.	2,479	414,489
Stanley Black & Decker, Inc.	30,806	3,654,516
Toro Co.	7,575	400,945
Trinity Industries, Inc.	220,479	6,127,111
Wabtec Corp. (b)	50,876	4,307,671
Woodward, Inc.	1,490	100,918
		41,329,653
Professional Services - 1.5%
Equifax, Inc.	33,893	3,879,054
Manpower, Inc.	56,399	4,817,039
Robert Half International, Inc.	143,146	6,422,961
		15,119,054
Trading Companies & Distributors - 0.2%
MSC Industrial Direct Co., Inc. Class A	7,044	629,311
United Rentals, Inc. (a)(b)	18,363	1,856,683
		2,485,994

TOTAL INDUSTRIALS		119,478,192

INFORMATION TECHNOLOGY - 16.7%
Communications Equipment - 2.1%
F5 Networks, Inc. (a)	48,137	6,775,283
Juniper Networks, Inc.	259,766	7,153,956
Motorola Solutions, Inc.	93,700	7,519,425
		21,448,664
Electronic Equipment & Components - 0.8%
Arrow Electronics, Inc. (a)	8,740	596,680
Avnet, Inc.	31,320	1,437,275
Corning, Inc.	14,653	352,112
Dell Technologies, Inc. (a)	70,489	3,775,391
Dolby Laboratories, Inc. Class A	39,678	1,831,140
		7,992,598
Internet Software & Services - 0.7%
eBay, Inc. (a)	168,693	4,691,352
LinkedIn Corp. Class A (a)	11,587	2,262,246
		6,953,598
IT Services - 3.7%
Alliance Data Systems Corp.	6,824	1,561,195
Amdocs Ltd.	109,248	6,442,355
Booz Allen Hamilton Holding Corp. Class A	15,403	582,387
Cognizant Technology Solutions Corp. Class A (a)	1,578	86,916
CoreLogic, Inc. (a)	3,984	150,316
DST Systems, Inc.	7,521	776,242
Fiserv, Inc. (a)	27,403	2,866,902
Genpact Ltd. (a)	4,401	105,316
Leidos Holdings, Inc.	130,154	6,663,885
Paychex, Inc.	94,582	5,575,609
Teradata Corp. (a)(b)	58,458	1,569,597
The Western Union Co. (b)	217,263	4,569,041
Total System Services, Inc.	23,945	1,178,573
Xerox Corp.	659,285	6,164,315
		38,292,649
Semiconductors & Semiconductor Equipment - 4.1%
Applied Materials, Inc.	170,641	5,494,640
KLA-Tencor Corp.	92,806	7,409,631
Lam Research Corp.	77,880	8,256,838
Linear Technology Corp.	17,120	1,070,514
NVIDIA Corp. (b)	139,699	12,880,232
Skyworks Solutions, Inc. (b)	87,059	6,690,484
Teradyne, Inc.	11,918	290,561
Xilinx, Inc.	11,920	643,442
		42,736,342
Software - 3.7%
Activision Blizzard, Inc.	50,770	1,858,690
Aspen Technology, Inc. (a)	2,676	141,373
CA Technologies, Inc.	208,134	6,651,963
Cadence Design Systems, Inc. (a)	96,668	2,540,435
CDK Global, Inc.	38,372	2,214,064
Citrix Systems, Inc. (a)	81,594	7,076,648
Electronic Arts, Inc. (a)	109,304	8,661,249
Intuit, Inc.	15,644	1,778,410
Red Hat, Inc. (a)	6,418	507,728
Synopsys, Inc. (a)	102,383	6,192,124
		37,622,684
Technology Hardware, Storage & Peripherals - 1.6%
Hewlett Packard Enterprise Co.	216,222	5,146,084
HP, Inc.	188,217	2,898,542
NetApp, Inc.	144,203	5,272,062
Western Digital Corp.	47,494	3,023,468
		16,340,156

TOTAL INFORMATION TECHNOLOGY		171,386,691

MATERIALS - 6.4%
Chemicals - 2.4%
Cabot Corp.	39,659	2,019,833
Celanese Corp. Class A	57,405	4,553,365
Eastman Chemical Co.	96,042	7,214,675
Huntsman Corp.	131,367	2,559,029
LyondellBasell Industries NV Class A	63,987	5,779,306
Valspar Corp.	1,489	152,012
Westlake Chemical Corp.	36,003	2,130,298
		24,408,518
Construction Materials - 0.0%
Eagle Materials, Inc.	1,486	144,439
Containers & Packaging - 1.1%
Avery Dennison Corp.	41,892	3,018,738
Berry Plastics Group, Inc. (a)	11,959	595,199
Crown Holdings, Inc. (a)	24,555	1,335,546
Owens-Illinois, Inc. (a)	33,217	610,196
Packaging Corp. of America	65,856	5,581,955
		11,141,634
Metals & Mining - 2.9%
Alcoa Corp.	11,098	321,509
Newmont Mining Corp.	241,433	7,832,087
Nucor Corp.	141,101	8,775,071
Reliance Steel & Aluminum Co.	78,708	6,383,219
Steel Dynamics, Inc.	195,608	6,940,172
		30,252,058

TOTAL MATERIALS		65,946,649

REAL ESTATE - 7.5%
Equity Real Estate Investment Trusts (REITs) - 7.5%
Apple Hospitality (REIT), Inc.	14,954	275,752
Brixmor Property Group, Inc.	214,411	5,220,908
Camden Property Trust (SBI)	1,429	112,477
Care Capital Properties, Inc. (b)	210,058	5,058,197
Columbia Property Trust, Inc.	2,121	44,668
Corporate Office Properties Trust (SBI)	8,492	243,041
Corrections Corp. of America	198,232	4,501,849
Duke Realty LP	1,106	28,126
Equity Lifestyle Properties, Inc.	76,139	5,286,331
Equity Residential (SBI)	11,523	691,495
Highwoods Properties, Inc. (SBI)	3,370	161,962
Hospitality Properties Trust (SBI)	166,939	4,840,396
Host Hotels & Resorts, Inc. (b)	430,778	7,685,080
Kimco Realty Corp.	79,181	2,022,283
Lamar Advertising Co. Class A (b)	81,937	5,431,604
Liberty Property Trust (SBI)	5,600	220,640
Mid-America Apartment Communities, Inc.	42,339	3,879,523
National Retail Properties, Inc.	2,997	127,912
Omega Healthcare Investors, Inc.	121,667	3,584,310
Piedmont Office Realty Trust, Inc. Class A	31,705	622,686
Prologis, Inc.	2,213	112,642
PS Business Parks, Inc.	1,079	120,557
Public Storage	24,128	5,049,990
Quality Care Properties, Inc. (a)	149,637	2,244,555
Retail Properties America, Inc.	65,059	992,800
Senior Housing Properties Trust (SBI)	128,868	2,327,356
Sunstone Hotel Investors, Inc.	65,745	955,932
Tanger Factory Outlet Centers, Inc.	15,059	519,084
The Macerich Co.	81,963	5,564,468
Welltower, Inc.	2,651	166,430
Weyerhaeuser Co.	277,009	8,540,187
WP Carey, Inc.	2,696	156,692
		76,789,933
Real Estate Management & Development - 0.0%
Realogy Holdings Corp.	15,110	364,907

TOTAL REAL ESTATE		77,154,840

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
CenturyLink, Inc.	255,596	6,011,618
Level 3 Communications, Inc. (a)	29,973	1,650,613
		7,662,231
Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	2,631	70,853

TOTAL TELECOMMUNICATION SERVICES		7,733,084

UTILITIES - 4.7%
Electric Utilities - 2.1%
Edison International	4,873	335,116
Entergy Corp.	70,954	4,876,668
Eversource Energy	10,283	530,808
FirstEnergy Corp.	221,673	6,936,148
Great Plains Energy, Inc.	13,445	354,814
Hawaiian Electric Industries, Inc.	11,793	363,224
OGE Energy Corp.	4,986	157,807
PPL Corp.	247,395	8,277,837
Westar Energy, Inc.	5,008	285,256
		22,117,678
Gas Utilities - 0.6%
UGI Corp.	138,178	6,190,374
Multi-Utilities - 1.6%
Consolidated Edison, Inc.	3,462	241,544
DTE Energy Co.	38,635	3,596,532
MDU Resources Group, Inc.	74,678	2,077,542
Public Service Enterprise Group, Inc.	199,802	8,253,821
Vectren Corp.	6,801	333,793
WEC Energy Group, Inc.	29,176	1,634,148
		16,137,380
Water Utilities - 0.4%
American Water Works Co., Inc.	54,842	3,974,400

TOTAL UTILITIES		48,419,832

TOTAL COMMON STOCKS
(Cost $909,356,469)		1,006,765,154
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.56% 8/17/17 (c)
(Cost $996,021)	1,000,000	995,358
	Shares	Value

Money Market Funds - 11.2%
Fidelity Cash Central Fund, 0.39% (d)	16,300,288	$16,303,548
Fidelity Securities Lending Cash Central Fund 0.48% (d)(e)	98,531,447	98,551,153
TOTAL MONEY MARKET FUNDS
(Cost $114,835,571)		114,854,701
TOTAL INVESTMENT PORTFOLIO - 109.4%
(Cost $1,025,188,061)		1,122,615,213
NET OTHER ASSETS (LIABILITIES) - (9.4)%		(96,836,708)
NET ASSETS - 100%		$1,025,778,505

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
117 CME E-mini S&P MidCap 400 Index Contracts (United States)	Dec. 2016	19,034,730	$631,218

The face value of futures purchased as a percentage of Net Assets is 1.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $729,597.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,240
Fidelity Securities Lending Cash Central Fund	187,240
Total	$191,480

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$170,143,032	$170,143,032	$--	$--
Consumer Staples	67,567,370	67,567,370	--	--
Energy	58,236,172	58,236,172	--	--
Financials	113,951,800	113,951,800	--	--
Health Care	106,747,492	106,747,492	--	--
Industrials	119,478,192	119,478,192	--	--
Information Technology	171,386,691	171,386,691	--	--
Materials	65,946,649	65,946,649	--	--
Real Estate	77,154,840	77,154,840	--	--
Telecommunication Services	7,733,084	7,733,084	--	--
Utilities	48,419,832	48,419,832	--	--
U.S. Government and Government Agency Obligations	995,358	--	995,358	--
Money Market Funds	114,854,701	114,854,701	--	--
Total Investments in Securities:	$1,122,615,213	$1,121,619,855	$995,358	$--
Derivative Instruments:
Assets
Futures Contracts	$631,218	$631,218	$--	$--
Total Assets	$631,218	$631,218	$--	$--
Total Derivative Instruments:	$631,218	$631,218	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $1,029,479,804. Net unrealized appreciation aggregated $93,135,409, of which $135,093,536 related to appreciated investment securities and $41,958,127 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 27, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 27, 2017